                         File Nos. 33-37459 and 811-6200

    As filed with the Securities and Exchange Commission on January 24, 2003

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 46                                              [X]


and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 50                                                             [X]


                               SCHWAB INVESTMENTS
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000
                                 --------------

                                 Randall W. Merk
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:


Richard W. Grant Esq.        John M. Loder, Esq.        Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP   Ropes & Gray               Charles Schwab Investment Management, Inc.
1701 Market Street           One International Place    101 Montgomery Street
Philadelphia, PA 19103       Boston, MA 02110-2624      120KNY-14-109
                                                        San Francisco, CA  94104


It is proposed that this filing will become effective (check appropriate box):
     /_/  Immediately upon filing pursuant to paragraph (b)

     /X/  On January 27, 2003, pursuant to paragraph (b)

     /_/  60 days after filing pursuant to paragraph (a)(i)
     /_/  On (date), pursuant to paragraph (a)(1)
     /_/  75 days after filing pursuant to paragraph (a)(ii)

     /_/ On (date), pursuant to paragraph (a)(ii) of Rule 485 if appropriate, check appropriate box:

     /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Schwab GNMA Fund





                                                         PROSPECTUS
                                                         January 27, 2003
--------------------------------------------------------------------------------



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                           [CHARLES SCHWAB LOGO]

                           [BLANK INSIDE FRONT COVER]

Schwab GNMA Fund


         About the fund

           Strategy.............................................   2

           Main risks...........................................   3

           Performance..........................................   4

           Fees and expenses....................................   4

           Fund management......................................   5

         Investing in the fund

           Buying shares........................................   7

           Selling/exchanging shares............................   8

           Transaction policies.................................   9

           Distributions and taxes..............................  10

Schwab GNMA Fund

TICKER SYMBOLS   Investor Shares: SWGIX   Select Shares(R): SWGSX



THE FUND SEEKS HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL.

GNMA SECURITIES


GNMA is a government-owned corporation and a federal agency. GNMA guaranteed securities represent interests in pools of residential mortgage loans.



GNMA guarantees payment of principal and interest on these securities, a guarantee backed by the full faith and credit of the U.S. government.


STRATEGY


TO PURSUE ITS GOAL, THE FUND NORMALLY INVESTS AT LEAST 80% OF ITS ASSETS IN GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) SECURITIES. The fund will notify its shareholders at least 60 days before changing this policy. In addition to GNMA securities, the fund may invest in securities issued by the U.S. government or its other agencies and instrumentalities. These securities carry varying levels of credit support from the U.S. government.



The fund may also invest in mortgage-backed and asset-backed securities, collateralized mortgage obligations, repurchase agreements and derivatives (financial contracts whose value is based on, or derived from, an underlying asset, rate or index), such as swap agreements, structured notes, options and futures contracts.



In addition, the fund may invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements or dollar rolls). To earn additional income, the fund may lend portfolio securities to certain financial institutions. The fund is not subject to any maturity or duration restrictions.



For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments. When the fund engages in such activities, it may not achieve its investment goal.

                   The fund is designed for investors seeking high current income consistent with the high credit quality of GNMA securities.


MAIN RISKS

BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

WHEN INTEREST RATES RISE, PRICES OF GNMA SECURITIES AND OTHER BONDS USUALLY FALL, and with them the fund's share price. The longer the fund's dollar-weighted average maturity, the more sensitive to interest rate movements its share price is likely to be.


GNMA, MORTGAGE- AND ASSET-BACKED SECURITIES MAY BE PAID OFF EARLIER OR LATER THAN EXPECTED, POTENTIALLY AFFECTING FUND PERFORMANCE. Prices and yields of these securities reflect market expectations of future interest rate behavior. If interest rates do not behave as anticipated, yields and prices of these securities could be affected. For example, high interest rates could extend the average life of these securities and make them more volatile. Conversely, low interest rates could lead to these securities being paid off sooner than expected, forcing the fund to reinvest in lower-yielding securities.


DERIVATIVES MAY INVOLVE DIFFERENT OR GREATER RISKS THAN THOSE ASSOCIATED WITH INVESTING DIRECTLY IN BONDS OR OTHER TRADITIONAL INVESTMENTS. In addition to the risks described above, derivatives involve the risks that the counterparty to a transaction may not fulfill its contractual obligations and that changes in the value of the derivative may not correlate with the underlying asset, rate or index. If the fund invests in a derivative, it could lose more than the principal amount invested.

Some transactions, such as reverse repurchase agreements or mortgage dollar rolls, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund's portfolio securities.

THE MANAGER'S MATURITY DECISIONS WILL ALSO AFFECT FUND PERFORMANCE. To the extent that the manager anticipates interest rate trends imprecisely, the fund could miss yield opportunities or its share price could fall.


OTHER MAIN RISK FACTORS



A decline in the credit quality of a portfolio investment could cause the fund's share price to fall. Although the fund invests primarily in GNMA securities, which are backed by the full faith and credit of the U.S. government, some portfolio investments may have lesser degrees of credit support from the U.S. government or none at all. The fund could lose money if an issuer or guarantor of these other investments fails to make timely principal or interest payments or otherwise honor its obligations.


Any loans of securities by the fund to financial institutions are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

Additionally, the fund may have a relatively high portfolio turnover rate, which could increase transaction costs and the likelihood of capital gain distributions.

PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.


FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)


                                                         INVESTOR       SELECT
SHAREHOLDER FEES                                          SHARES       SHARES(R)
--------------------------------------------------------------------------------
                                                           None          None



ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                            0.45          0.45
Distribution (12b-1) fees                                  None          None
Other expenses*                                            0.58          0.43
                                                         -----------------------
Total annual operating expenses                            1.03          0.88
Expense reduction                                         (0.29)        (0.33)
                                                         -----------------------
NET OPERATING EXPENSES**                                   0.74          0.55
                                                         =======================


*  Based on estimated expenses for the current fiscal year.


** Net operating expenses of 0.00% for the Investor Shares and Select Shares are guaranteed by Schwab and the investment adviser through 8/31/03. For the period 9/1/03 through 11/15/04, Schwab and the investment adviser guarantee that the net operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares will not exceed 0.74% and 0.55%, respectively.



Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, a 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


                                                           1 year        3 years
--------------------------------------------------------------------------------
Investor Shares                                              38            240
Select Shares                                                28            195



4   Schwab GNMA Fund

                                Fund management



The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $143 billion under management.



                  The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than 6.3 million accounts. (All figures on this page are as of 12/31/2002.)



                  As the investment adviser, the firm oversees the asset management and administration of the fund. As compensation for these services, the firm receives a management fee from the fund of 0.45% of average daily net assets.



                  KIMON DAIFOTIS, CFA, is a vice president and portfolio manager of the investment adviser. He joined the firm in September 1997 and has overall responsibility for the management of the fund. Prior to joining Schwab, he worked for more than 18 years in research and asset management.

Investing in the fund


As a SchwabFunds(R) investor, you have a number of ways to do business with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a share class and a distribution option for your investment. Helpful information on taxes is included as well.

BUYING SHARES

Shares of the fund may be purchased through a Schwab account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab customers can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.


Schwab is seeking investors for the fund during an initial offering period. As of the date of this prospectus, Schwab anticipates that this period will begin on 1/29/03 and end on 2/28/03, although the period may be extended or otherwise changed. Payment for shares of the fund will not be accepted until the completion of the initial offering period. Orders received after the initial offering period will be executed at the next share price calculated for the fund. The fee payable to Schwab for orders place in person or through a telephone representative will be waived by Schwab during the initial offering period.


STEP 1

CHOOSE A SHARE CLASS. Your choice may depend on the amount of your investment. The minimums shown below are for each share class.


                           MINIMUM                 MINIMUM
SHARE CLASS                INITIAL INVESTMENT      ADDITIONAL INVESTMENT
--------------------------------------------------------------------------------
INVESTOR SHARES            $2,500 ($1,000 for      $500 ($100 for custodial
                           retirement and          accounts and Automatic
                           custodial accounts)     Investment Plan)


SELECT SHARES(R)           $50,000                 $1,000


STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.


OPTION                     FEATURES
--------------------------------------------------------------------------------
REINVESTMENT               All dividends and capital gain distributions are
                           invested automatically in shares of your share class.


CASH/REINVESTMENT MIX      You receive payment for dividends, while any capital
                           gain distributions are invested in shares of your
                           share class.

CASH You receive payment for all dividends and capital gain distributions.



STEP 3



Place your order. Use any of the methods described on the next page. Make checks payable to Charles Schwab and Co., Inc. Orders placed in person or through a telephone representative are subject to a service fee, payable to Schwab.


SCHWAB ACCOUNTS


Some Schwab account features can work in tandem with features offered by the fund.


For example, when you sell shares in the fund, the proceeds automatically are paid to your Schwab account. From your account, you can use features such as Money-Link(R), which lets you move money between your accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab accounts, call 1-800-435-4000 or visit the Schwab web site at www.schwab.com.

WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

-  Your name or, for Internet orders, your account number/"Login ID."

- Your account number (for Schwab-Link transactions, include the master account and subaccount numbers) or, for Internet orders, your password.

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer.

-  When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


SELLING/EXCHANGING SHARES


USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF THE FUND.

When selling or exchanging shares, please be aware of the following policies:

-  The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less.

- Exchange orders are limited to other SchwabFunds(R) that are not Sweep Investments(TM) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS


INTERNET


www.schwab.com


SCHWAB BY PHONE(TM) 1



Automated voice service or speak with a representative at 1-800-435-4000 (for TDD service, call 1-800-345-2550).


SCHWABLINK(R)


Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 1-800-647-5465.


MAIL

Write to SchwabFunds(R)at:
P.O. Box 3812
Englewood, CO  80155-3812

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.


IN PERSON 1


Visit the nearest Charles Schwab branch office.



1 Orders placed in person or through a telephone representative are subject to a service fee, payable to Schwab.



8  Investing in the fund

TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The fund calculates its share price each business day, for each share class, after the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding.

Orders to buy, sell or exchange shares that are received in good order prior to the close of a fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day. Orders to buy shares that are accepted prior to the close of the fund generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of the fund on a given day generally will receive that day's dividend.

If you place an order through a third-party investment provider, please consult with that investment provider to determine when your order will be executed. Generally, you will receive the share price next calculated after the fund receives your order from your investment provider. However, some investment providers may arrange with the fund for you to receive the share price next calculated after your investment provider has received your order. Some investment providers may require that they receive orders prior to a specified cut-off time.

In valuing its securities, the fund uses market quotes if they are readily available. In cases where quotes are not readily available, or the adviser deems them to be unreliable, the fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

THE FUND RESERVES CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED AT RIGHT.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively impact the fund's operations and orders that appear to be associated with short-term trading activities.

-  To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

-  To withdraw or suspend any part of the offering made by this prospectus.

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the last business day of every month. The fund expects to pay any capital gain distributions every year, typically in December, to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OF EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short-term if you held the shares for 12 months or less, long-term if you held the shares longer.

FOR TAX PURPOSES, AN EXCHANGE BETWEEN FUNDS IS DIFFERENT FROM AN EXCHANGE BETWEEN CLASSES. An exchange between funds is considered a sale. An exchange between classes within the fund is not reported as a taxable sale.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS the fund declared during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains of losses using any other methods permitted by the IRS.


10  Investing in the fund

NOTES

NOTES

NOTES

TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds(R). You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.




SEC FILE NUMBER

Schwab GNMA Fund                                                        811-6200

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-0102
1-202-942-8090 (Public Reference Section) www.sec.gov publicinfo@sec.gov

SCHWABFUNDS
P.O. Box 3812
Englewood, CO  80155-3812
1-800-435-4000

www.schwab.com/schwabfunds




REG24886FLT



                                Schwab GNMA Fund



                                   PROSPECTUS
                                January 27, 2003


                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds(R). You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.




SEC FILE NUMBER
Schwab GNMA Fund                                                        811-6200

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-0102
1-202-942-8090 (Public Reference Section) www.sec.gov publicinfo@sec.gov

SCHWABFUNDS
P.O. Box 3812
Englewood, CO  80155-3812
1-800-435-4000

www.schwab.com/schwabfunds




REG24886FLD



                                Schwab GNMA Fund



                                   PROSPECTUS
                                January 27, 2003


                                                           [CHARLES SCHWAB LOGO]

                       STATEMENT OF ADDITIONAL INFORMATION

                               SCHWAB INVESTMENTS

SCHWAB SHORT-TERM BOND MARKET FUND          SCHWAB CALIFORNIA SHORT/INTERMEDIATE
SCHWAB TOTAL BOND MARKET FUND               TAX-FREE BOND FUND
SCHWAB SHORT/INTERMEDIATE TAX-FREE          SCHWAB CALIFORNIA LONG-TERM TAX-FREE
BOND FUND                                   BOND FUND
SCHWAB LONG-TERM TAX-FREE BOND FUND         SCHWAB YIELDPLUS FUND(R)
                                            SCHWAB GNMA FUND

                                   AS AMENDED
                                JANUARY 27, 2003

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the Schwab Short-Term Bond Market Fund, Schwab Total Bond Market Fund, Schwab Short/Intermediate Tax-Free Bond Fund, Schwab Long-Term Tax-Free Bond Fund, Schwab California Short/Intermediate Tax-Free Bond Fund Schwab California Long-Term Tax-Free Bond Fund and Schwab YieldPlus Fund(R) each dated November 15, 2002 (as amended from time to time) and the Schwab GNMA Fund prospectus dated January 27, 2003 (as amended from time to time).

To obtain a copy of the prospectuses, please contact SchwabFunds(R) at 1-800-435-4000, day or night, or write to the funds at P.O. Box 3815, Englewood, CO 80155-3815. For TDD service call 1-800-345-2550, day or night. The prospectuses also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

Each fund is a series of Schwab Investments (the trust).

The funds' most recent annual reports are separate documents supplied with the SAI and include the funds' audited financial statements, which are incorporated by reference into this SAI.

Prior to May 6, 2002, Schwab Short-Term Bond Market Fund was named Schwab Short-Term Bond Market Index Fund, and Schwab Total Bond Market Fund was named Schwab Total Bond Market Index Fund.


                                TABLE OF CONTENTS



                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND
LIMITATIONS...............................................................     2
MANAGEMENT OF THE FUNDS...................................................    44
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................    59
INVESTMENT ADVISORY AND OTHER SERVICES....................................    60
BROKERAGE ALLOCATION AND OTHER PRACTICES..................................    62
DESCRIPTION OF THE TRUST..................................................    65
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS
AND PRICING OF SHARES.....................................................    66
TAXATION..................................................................    68
CALCULATION OF PERFORMANCE DATA...........................................    71
APPENDIX - RATINGS OF INVESTMENT SECURITIES...............................    77

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

SCHWAB SHORT-TERM BOND MARKET FUND
SCHWAB TOTAL BOND MARKET FUND

Each fund's investment objective is to attempt to provide a high level of current income consistent with preservation of capital by seeking to track the investment results of a particular bond index through the use of an indexing strategy.

The indexes are the Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index for the Schwab Short-Term Bond Market Fund (the Short-Term Index), and the Lehman Brothers U.S. Aggregate Bond Index for the Schwab Total Bond Market Fund (the U.S. Aggregate Bond Index).

The Short-Term Index is a market-capitalization weighted index of investment-grade debt securities with maturities between one and five years. The U.S. Aggregate Bond Index is a market-capitalization weighted index of investment-grade debt securities with maturities of greater than one year.

The securities in each index also are required to be publicly issued and have a par amount outstanding of at least $150 million and a fixed interest rate.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND
SCHWAB LONG-TERM TAX-FREE BOND FUND
SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND
SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund's investment objective is to seek a high level of current income that is exempt from federal income tax, consistent with preservation of capital. There is no guarantee a fund will achieve its investment objective.

Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab California Long-Term Tax-Free Bond Fund's investment objective is to seek a high level of current income that is exempt from federal income and State of California personal income taxes, consistent with preservation of capital. There is no guarantee a fund will achieve its investment objective.

These funds are not suitable for investors who would not benefit from the tax-exempt character of each fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.

SCHWAB YIELDPLUS FUND(R)

The fund's investment objective is to seek high current income with minimal changes in share price.

SCHWAB GNMA FUND

The fund's investment objective is to seek high current income consistent with preservation of capital.

                         CHANGE OF INVESTMENT OBJECTIVE

Each fund's investment objective may be changed by vote of a majority of its outstanding voting shares. A majority vote of outstanding securities of a fund means the vote, at an annual or a special meeting of shareholders of a fund where (a) of 67% or more of the voting securities present at the meeting, if the shareholders of more than 50% of the outstanding securities of a fund are present or represented by proxy, or (b) of more than 50% of the outstanding voting securities of a fund, whichever is less.

There is no guarantee that a fund will achieve its investment objective.

                CHANGE TO 80% INVESTMENT POLICY OF CERTAIN FUNDS

Schwab Short-Term Bond Market Fund, Schwab Total Bond Market Fund (collectively "the Bond Funds") will each, under normal circumstances, invest at least 80% of its assets in debt instruments of varying maturities. Each fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, assets mean net assets plus the amount of any borrowings for investment purposes.

The Schwab Short/Intermediate Tax-Free Bond Fund, Schwab Long-Term Tax-Free Bond Fund, Schwab California Short/Intermediate Tax-Free Bond Fund, Schwab California Long-Term Tax-Free Bond Fund (collectively "the Tax-Free Bond Funds") will each normally invest at least 80% of its total assets in municipal securities the interest of which is free from federal income tax including federal alternative minimum tax. In addition, the Schwab California Short/Intermediate Tax Free Bond Fund and the Schwab California Long-Term Tax-Free Bond Fund will each normally invest at least 80% of its assets in municipal securities the interest of which is free from California personal income tax. These policies may be changed only by shareholders. For purposes of these policies, assets mean net assets plus the amount of any borrowings for investment purposes. Each fund may invest more than 25% in municipal securities financing similar projects.

Schwab GNMA Fund will, under normal circumstances, invest at least 80% of its assets in securities issued by GNMA. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, assets mean net assets plus the amount of any borrowings for investment purposes.

                       INVESTMENTS, RISKS AND LIMITATIONS

The following descriptions of investment securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations. Not all investment securities or techniques discussed below are eligible investments for each fund. Each fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BOND SUBSTITUTION is a strategy whereby a fund may, from time to time, substitute one type of investment-grade bond for another. This means that, as an example, a fund may have a higher weighting in corporate bonds and a lower weighting in U.S. Treasury securities than its index in order to increase income. This particular substitution - a corporate bond substitution - may increase a fund's credit risk, although this may be mitigated through increased diversification in the corporate sector of the bond market. The Tax-Free Bond Funds do not utilize the strategy of bond substitution.

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, a fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (the SEC). Each fund may borrow money from banks and make other investments or engage in other transactions permissible under the Investment Company Act of 1940, (the 1940
Act) which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements).

Each fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a fund within 60 days and is not extended or renewed. Each fund intends to use the lines to meet large or unexpected redemptions that would otherwise force a fund to liquidate securities under circumstances which are unfavorable to the fund's remaining shareholders. Each fund will pay a fee to the bank for using the lines.


CALIFORNIA MUNICIPAL SECURITIES are municipal securities issued by or on behalf of, the State of California, or its counties, municipalities, authorities or other subdivisions. The Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab California Long-Term Tax-Free Bond Fund are state-specific municipal funds that invest substantially all of their assets in California Municipal Securities. The other funds also may invest a portion of their assets in California Municipal Securities but will not invest substantially all of their assets in such securities.


The economy of the State of California (sometimes referred to herein as the "State") is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in high technology, trade, entertainment, agriculture, tourism, construction and services. Certain of the State's significant industries are sensitive to trade disruptions in their export markets and the State's rate of economic growth, therefore, could be adversely affected by any such disruption.

A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by, a significant downturn in the performance of the stock markets.

It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local governmental budgets.

Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, a slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and the State's General Fund took in substantially greater tax revenue than was initially planned when the budgets were enacted for the fiscal years ended in 1996, 1997, 1998, 1999 and 2000 ($2.2 billion, $1.6 billion, $2.4 billion, 1.7 billion and $8.2 billion, respectively).


The Fiscal Year 2001 Budget Act was signed by the Governor on July 26, 2001. The spending plan for 2001-02 included General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. This could be accomplished without serious program cuts because such a large part of the 2000 Budget Act comprised one-time expenditures. The spending plan utilizes more than half of the budget surplus as of June 30, 2001, but still left a projected balance in the Special Fund for Economic Uncertainties (the "SFEU") at June 30, 2002, of $2.6 billion, the largest appropriated reserve in State history. The 2001 Budget Act assumed that, during the course of the fiscal year, the $6.2 billion advanced by the General Fund to the Department of Water Resources ("DWR") for power purchases would be repaid with interest. An updated estimate of fiscal year 2001-02 revenues and expenditures was included in the 2002-03 May Revision, released May 14, 2002. Revenues continued to fall below projections, and the DWR power revenue bonds were not issued before June 30, 2002, resulting in a substantial budgetary deficit and cash flow difficulties. The Administration estimates that, on a budgetary basis, the General Fund had a $1.4 billion deficit at June 30, 2002.


The 2002-03 Budget, released January 10, 2002, projected a fall-off in General Fund revenues due to the national economic recession combined with the stock market decline, which began in mid-2000. Personal income tax receipts, including stock option and capital gain realizations, have been particularly impacted. As a result, the Administration projected a combined budget gap for 2001-02 and 2002-03 of approximately $12.5 billion.

The May Revision to the Governor's Budget projected further deterioration in revenues of $9.5 billion and additional costs of $1.6 billion over the 2001-02 and 2002-03 fiscal years. As a result, the combined budget gap rose from the $12.5 billion estimated in January to $23.6 billion. The May Revision projected total General Fund revenues and transfers of $78.6 billion for 2002-03.

The Administration proposed to close the $23.6 billion budget gap through a combination of spending reductions and revenue proposals, as well as the maximum fiscally responsible level of fund shifts, loans, accelerations, transfers and deferrals.

On September 5, 2002, the Governor signed the budget bill for fiscal year 2002-03. The budget forecast $79.2 billion in General Fund revenues and transfers and $76.7 billion in expenditures. The budget projected total revenues and transfers in 2001-02 to be $73.9 billion, including repayment of the DWR revenue bonds described below.

Because the Legislative Analyst estimated the structural deficit for the 2003-04 fiscal year to be at least $10 billion, with similar deficits for several further years absent corrective action, and because many of the one-time techniques used in the 2002-03 Budget cannot be replicated, the Governor directed State agencies to propose plans to permanently reduce expenditures by 20% in fiscal year 2003-04.

In June 2002, the State Controller issued $7.5 billion of revenue anticipation warrants. The State expects to issue up to $12.5 billion in revenue anticipation warrants to fund cash flow requirements in 2002-03, including repayment of the warrants. If State revenues fall significantly below projections, or the DWR power revenue bonds or tobacco securitization bonds are not sold during the current fiscal year, the State may have to issue additional warrants to meet its cash obligations.


A series of reports after the start of the 2001-02 Fiscal Year have indicated that both the national and the State economies have been in a recession starting in 2001. In California, the impact has been particularly felt in the high technology section centered in the Bay Area/Silicon Valley, in the construction sector and in exports. The tragic events of September 11, 2001 exacerbated the impact of the weakened economy, especially on tourism related industries and locations. Both the national and the State economies began to recover in later 2001 and early 2002. The Administration recently predicted the State economy will grow slowly until mid to late 2002, and then accelerate going into 2003. The slowdown in the California economy, combined with weakness in the stock market, has resulted in a dramatic decline in General Fund revenues compared to previous estimates, as discussed in the previous section on the Fiscal Year 2002-03 Budget.


It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

In January 2001, the Governor proclaimed a state of emergency to exist in California under the California Emergency Services Act on the basis that the electricity available from California's investor-owned utilities ("IOUs") was insufficient to prevent widespread and prolonged disruption of electric service in California. The Governor directed the State Department of Water Resources ("DWR") to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency.

The DWR began selling electricity to 10 million retail electric customers in California in January 2001. The DWR purchases power from wholesale suppliers under long-term contracts and in short-term and spot market transactions.

DWR's power supply program is designed to cover the electricity shortfall until at least December 31, 2002. The Administration and the California Public Utilities Commission (the "CPUC") are developing plans to have the IOUs purchase the residential net short after DWR is no longer authorized to do so. Alternatively, it is possible that the power supply program will be extended by legislation or that another State agency will be authorized to develop a successor program. The rate agreement executed by DWR and the CPUC dated March 8, 2002 anticipates the imposition of charges upon electric power supplied to the retail end use customers of the IOUs and potentially other electric service providers, with the result that DWR would not be required to continue to sell electricity to pay its bonds. However, DWR will continue to sell the power it purchases under its long term contracts unless the IOUs assume such contracts. The power supply program has been financed by unsecured interest-bearing loans from the General Fund of the State aggregating $6.2 billion, secured loans from banks and other financial institutions aggregating $4.1 billion and DWR revenues from power sales to customers aggregating $5.2 billion through May 31, 2002.

DWR plans to issue approximately $12 billion in revenue bonds in several series and use the net proceeds of the revenue bonds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and then to repay the General Fund. Completion of the DWR bond sales has been delayed by a number of factors, including potential legal challenges. The sale of the DWR revenue bonds is currently anticipated to occur no later than the end of November 2002. The primary source of money to pay debt service on the DWR revenue bonds will be revenues from customers of the IOUs resulting from charges set by the CPUC. The DWR revenue bonds will not be a debt or liability of the State or directly or indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefore or to make any appropriation for their payment.

A rate agreement was executed by the CPUC and DWR as of March 8, 2002, which provides for the CPUC to impose bond charges and department power charges in response to DWR's submittal of its revenue requirement for its purchases of electricity and its debt service. The CPUC has adopted a decision suspending as of September 20, 2001 the right of additional customers to elect to purchase electricity from suppliers other than DWR and the IOUs until DWR is no longer a supplier of electricity.

A number of lawsuits have been filed concerning various aspects of the energy situation. These include disputes over rates set by the California Public Utilities Commission; responsibility for electricity and natural gas purchases made by the IOUs and the California Independent System Operator; continuing contractual obligations of certain small independent power generators; and antitrust and fraud claims against various parties. These actions do not seek a judgment against the State's General Fund, and in some cases, neither the State nor the DWR is even a party to these actions. However, adverse rulings in certain of these matters may affect power costs home by the DWR power supply program described above and may cause a delay in the issuance of the DWR revenue bonds described above.

As of October 24, 2002, the State's general obligation bonds were rated Al by Moody's, A+ by Standard & Poor's, and AA by Fitch Ratings. Standard & Poor's lowered its rating of the State's general obligation bonds from AA to A+ in April 2001, citing the mounting and uncertain cost to the State of the current electrical power crisis, as well as its likely long-term detrimental effect on the State's economy. During that same month Fitch Ratings placed the State's general obligation bonds on a negative rating watch. Moody's lowered its rating of the State's general obligation bonds from Aa2 to Aa3 in May 2001 because of the financial risks associated with the energy crisis and trends in the broader U.S. and California economies, and to A1 in November 2001, citing the expectation that the State's General Fund budget and liquidity position will weaken substantially over the next eighteen months, in light of weakness in the technology sector of the State's economy, greatly reduced State revenue projections and the likelihood that the State will have great difficulty reaching consensus on the necessary fiscal adjustments during its upcoming budget session. On June 28, 2001, Standard & Poor's removed California's debt ratings from credit watch and affirmed the State's general obligation bonds ratings. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch Ratings will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

As of September 1, 2002, the State had approximately $25.2 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $11.4 billion remained unissued as of that date.

Pursuant to the terms of the bank credit agreement presently in effect supporting the general obligation commercial paper program, not more than $1.5 billion of general obligation commercial paper notes may be outstanding at any time; this amount may be increased or decreased in the future. As of September 1, 2002, the Finance Committees had authorized the issuance of up to approximately $4.9 billion of commercial paper notes; as of that date approximately $0.8 billion aggregate principal amount of general obligation commercial paper notes was outstanding.

In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. As of September 1, 2002, the State had approximately $6.3 billion of outstanding lease purchase debt.

Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable for the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. There are 17 agencies and authorities authorized to issue revenue obligations (excluding lease-purchase debt). State agencies and authorities had $30.5 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2002.

As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State did not issue any revenue anticipation notes for the 2000-01 fiscal year. The State issued $5.7 billion of 2001-02 Revenue Anticipation Notes on October 4, 2001 that matured on June 28, 2002. To provide additional cash resources necessary to pay the State's obligations at the end of June 2002 and into the first few months of the 2002-03 fiscal year, on June 24, 2002, the State issued $7.5 billion of 2001-02 Revenue Anticipation Warrants as follows: $1.5 billion that matured on October 25, 2002; $3.0 billion to mature on November 27, 2002; and $3.0 Billion to mature on January 30, 2003. The State expects to issue up to $12.5 billion of 2002-03 Revenue Anticipation Notes in October and November 2002 that would mature in June 2003, to partially fund its cash flow needs in the 2002-03 fiscal year, including repayment of the 2001-02 Revenue Anticipation Warrants.

The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to over 9,800,000 (Los Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also about 475 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

Some local governments in California have experienced notable financial difficulties, including Los Angeles County and Orange County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.

On November 5, 1996, voters approved Proposition 218, entitled the "Right to Vote on Taxes Act," which incorporates new Articles XIII C and XIII D into the California Constitution. These new provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval.

The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds. There are various types of appropriations excluded from the Appropriations Limit.

The State's Appropriations Limit in each year is based on the Limit for the prior year, adjusted annually for changes in state per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds.

The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the
Article XIII B limit to K-14 schools.

Substantially increased General Fund revenues in the fiscal years 1994-95 through 2002-03 have resulted in significant increases in the level of Proposition 98 appropriations budgeted for those years.

Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Sponsor cannot predict the impact of this or related legislation on the Bonds in the California Trust portfolio.

Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.

Articles XIII A, XIII B, XIII C and XIII D were each adopted as measures that qualified for the ballot pursuant to the State's initiative process. From time to time, other initiative measures could be adopted that could effect revenues of the State or public agencies within the State.

                               PENDING LITIGATION

The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

CAPITAL SECURITIES are certain subordinated bank securities. They are bank obligations that fall below senior unsecured debt and deposits in liquidation. A bank's capital comprises share capital reserves and a series of hybrid instruments also know as capital securities. These securities are used to augment equity Tier 1 and are usually in the form of subordinated debt. A capital security has to adhere to supervisory guidelines concerning its characteristics such as amount, maturity, subordination and deferral language in order to count as capital. Regulators across the world tend to look toward the Bank for International Settlements ("BIS")) for guidance in setting the capital adequacy framework for banks. Regulators use these guidelines to place limits on the proportions and type of capital (including capital securities) allowed to make up the capital base. Capital adequacy requires not just a certain quantity of capital but certain types in relationship to the nature of a bank's assets. Capital securities may be denominated in U.S. or local currency. The Tax-Free Bond Funds do not invest in Capital Securities.

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure. Based on the characteristics of mortgage-backed securities, each fund has identified mortgage-backed securities issued by private lenders and not guaranteed by U.S. government agencies or instrumentalities as a separate industry for purposes of a fund's concentration policy.

CONVERTIBLE SECURITIES are typically preferred stock or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks decline, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component. The Tax-Free Bond Funds do not invest in convertible securities.

CREDIT DEFAULT SWAPS may be entered into for investment purposes. As the seller in a credit default swap contract, a fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, a fund would be subject to investment exposure on the notional amount of the swap.


A fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a fund in the event of a default. The Tax-Free Bond Funds do not invest in credit default swaps.


CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers or a fund to reduce the credit risk of their securities. Credit supports include letters of credit, insurance, total return and credit swap agreements and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price.

Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.

Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- or/and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or "junk bonds."

Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of their issuer.

See the Appendix for a full description of the various ratings assigned to debt securities by various nationally recognized statistical rating organizations (NRSROs).

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. Each fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.

DEMAND FEATURES, which may include guarantees, are used to shorten a security's effective maturity and/or enhance its creditworthiness. If a demand feature provider were to refuse to permit the feature's exercise or otherwise terminate its obligations with respect to such feature, however, the security's effective maturity may be lengthened substantially, and/or its credit quality may be adversely impacted. In either event, a fund may experience an increase in share price volatility. This also could lengthen a fund's overall average effective maturity.


DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GDSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt. The Tax-Free Bond Funds do not invest in depositary receipts.


DERIVATIVE INSTRUMENTS are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets.

Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.

In addition to the derivative instruments and strategies described in this SAI, the investment adviser expects to discover additional derivative instruments and other hedging or risk management techniques. The investment adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with a fund's investment objective and permitted by a fund's investment limitations, operating policies, and applicable regulatory authorities.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company.

The Taxable Bond Funds, the YieldPlus Fund and the GNMA Fund are diversified mutual funds.

The Tax-Free Bond Funds are non-diversified mutual funds, which means that each of the funds may invest in the securities of a limited number of issuers. As a result, the performance of a particular investment or small group of investments may affect a Tax-Free Bond Fund's performance more than if the fund were diversified.

DURATION was developed as a more precise alternative to the concept of "maturity." Traditionally, a debt obligation's maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, maturity measures only the time until a debt obligation provides its final payment, taking no account of the pattern of the security's payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Duration is the magnitude of the change in the price of a bond relative to a given change in market interest rates. Duration management is one of the fundamental tools used by the investment adviser. The YieldPlus Fund seeks to keep the average duration of its overall portfolio at one year or less. There may be times when the YieldPlus Fund portfolio's average duration is more than one year.

Duration is a measure of the expected life of a debt obligation on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, the time the principal payments are expected to be received, and weights them by the present values of the cash to be received at each future point in time. For debt obligations with interest payments occurring prior to the payment of principal, duration will usually be less than maturity. In general, all else being equal, the lower the stated or coupon rate of the interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of a fixed income security, the shorter the duration of the security.

Holding long futures or call option positions will lengthen the duration of a fund's portfolio. Holding short futures or put options will shorten the duration of a fund's portfolio.

A swap agreement on an asset or group of assets may affect the duration of the portfolio depending on the attributes of the swap. For example, if the swap agreement provides a fund with a floating rate of return in exchange for a fixed rate of return, the duration of the fund would be modified to reflect the duration attributes of a similar security that the fund is permitted to buy.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating- and variable-rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by maturity is mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of the debt obligation may vary over time in response to changes in interest rates and other market factors.

EVENT-LINKED BONDS are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose a fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk. The Tax-Free Bond Funds do not invest in event-linked bonds.

FOREIGN CURRENCY TRANSACTIONS may occur in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. All funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year.

A fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The fund will earmark or segregate assets for any open positions in forwards used for non-hedging purposes and mark to market daily as may be required under the federal securities laws.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, a fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for fund securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when a fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, a fund could sustain a loss.

Certain funds also may engage in forward foreign currency exchange contracts to protect the value of specific portfolio positions, which is called "position hedging." When engaging in position hedging, a fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities a fund expects to purchase).

Buying and selling foreign currency exchange contracts involves costs and may result in losses. The ability of a fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the funds than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the fund's holdings of securities denominated in a particular currency and forward contracts into which the fund enters. Such imperfect correlation may cause a fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss.

Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a fund will engage in such transactions at any given time or from time to time.

Also, such transactions may not be successful and may eliminate any chance for a fund to benefit from favorable fluctuations in relevant foreign currencies. The Tax-Free Bond Funds do not engage in foreign currency transactions.

Forwards will be used primarily to adjust the foreign exchange exposure of a fund with a view to protecting the outlook, and a fund might be expected to enter into such contracts under the following circumstances:

LOCK IN: When the investment adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

CROSS HEDGE: If a particular currency is expected to decrease against another currency. A fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the fund's portfolio holdings denominated in the currency sold.


DIRECT HEDGE: If the investment adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the investment adviser thinks that a fund can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a fund would benefit from an increase in value of the bond.


PROXY HEDGE: The investment adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

COSTS OF HEDGING: When a fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity. The additional yield on the foreign bond could be substantially reduced or lost if the fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a fund's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a fund's net asset value per share.

Tax consequences of hedging under applicable tax law, may require a fund to limit its gain from hedging in foreign currency forwards, futures, and options. Although each fund is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund is classified as capital gains or ordinary income.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.

Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, a fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a fund. The Tax-Free Bond Funds do not invest in Foreign Securities.


FORWARD CONTRACTS are sales contracts between a buyer (holding the "long" position and the seller (holding the "short" position) for an asset with delivery deferred to a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, a fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when a fund settles its securities transactions in the future.

A fund also may engage in forward foreign currency exchange contracts to protect the value of specific portfolio positions, which is called "position hedging." When engaging in position hedging, a fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities that a fund expects to purchase).

Buying and selling foreign currency exchange contracts involve costs and may result in losses. The ability of a fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to decline in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for a fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a fund's holdings of securities denominated in a particular currency and forward contracts into which a fund enters. Such imperfect correlation may cause a fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. Losses to a fund will affect its performance. The Tax-Free Bond Funds do not invest in Forward Foreign Currency Exchange Contracts.

FUTURES CONTRACTS are securities that represent an agreement between two parties that obligates one party to buy and the other party to sell specific securities at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. Each fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Future Trading Commission (the "CFTC") licenses and regulates on foreign exchanges.

Each fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of it to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance a fund may purchase futures contracts. Such transactions allow a fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, each fund may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. Each fund may enter into futures contracts for these or other reasons.

When buying or selling futures contracts, each fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities.

Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as "marking-to-market." The margin amount will be returned to a fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Each fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a fund will earmark or segregate assets for any outstanding futures contracts as may be required by the federal securities laws.

While each fund may purchase and sell futures contracts in order to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause a fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a fund incurs transaction costs (i.e. brokerage fees) when engaging in futures trading.

When interest rates are rising or securities prices are falling, a fund may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a fund, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when they effect anticipated purchases. Similarly, a fund may sell futures contracts on a specified currency to protect against a decline in the value of that currency and its portfolio securities that are denominated in that currency. Each fund may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that a fund has acquired or expects to acquire.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund seeks to close out a futures position. If a fund is unable to close out its position and prices move adversely, a fund would have to continue to make daily cash payments to maintain its margin requirements. If a fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. Each fund would seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market. The Tax-Free Bond Funds do not invest in futures contracts.

HIGH YIELD SECURITIES, also called lower quality bonds ("junk bonds"), are frequently issued by companies without long track records of sales and earnings, or by those of questionable credit strength, and are more speculative and volatile (though typically higher yielding) than investment grade bonds. Adverse economic developments could disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly-leveraged issuers, to service their debt obligations or to repay their obligations upon maturity.

Also, the secondary market for high yield securities at times may not be as liquid as the secondary market for higher-quality debt securities. As a result, the investment adviser could find it difficult to sell these securities or experience difficulty in valuing certain high yield securities at certain times. Prices realized upon the sale of such lower rated securities, under these circumstances, may be less than the prices at which a fund purchased them.

Thus, high yield securities are more likely to react to developments affecting interest rates and market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. When economic conditions appear to be deteriorating, medium- to lower-quality debt securities may decline in value more than higher-quality debt securities due to heightened concern over credit quality, regardless of prevailing interest rates. Prices for high yield securities also could be affected by legislative and regulatory developments. These laws could adversely affect a fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

INFLATION-INDEXED BONDS are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INDEX PARTICIPATIONS and index participation contracts provide the equivalent of a position in the securities comprising an index, with each security's representation equaling its index weighting. Moreover, their holders are entitled to payments equal to the dividends paid by the underlying index securities. Generally, the value of an index participation or index participation contract will rise and fall along with the value of the related index. A fund will invest in index participation contracts only if a liquid market for them appears to exist. The Tax-Free Bond Funds do not engage in index participations.

INTERFUND BORROWING AND LENDING transactions may be entered into by all funds and portfolios in the Schwab complex ("SchwabFunds(R)"). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

INTERNATIONAL BONDS are certain obligations or securities of foreign issuers, including Eurodollar Bonds, which are U.S. dollar-denominated bonds issued by foreign issuers payable in Eurodollars (U.S. dollars held in banks located outside the United States, primarily Europe), Yankee Bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations, and EuroBonds, which are bonds denominated in U.S. dollars and usually issued by large underwriting groups composed of banks and issuing houses from many countries. Investments in securities issued by foreign issuers, including American Depositary Receipts and securities purchased on foreign securities exchanges, may subject a fund to additional investment risks, such as adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and transaction costs may be higher. Foreign issuers of securities or obligations are often subject to accounting requirements and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Tax-Free Bond Funds do not invest in international bonds.

LOAN INTERESTS, and other direct debt instruments or interests therein, may be acquired by a fund. A loan interest is typically originated, negotiated, and structured by a U.S. or foreign commercial bank, insurance company, finance company, or other financial institution ("Agent") for a lending syndicate of financial institutions. The Agent typically administers and enforces the loan on behalf of the other lenders in the syndicate. In addition, an institution typically but not always the Agent ("Collateral Bank"), holds collateral (if any) on behalf of the lenders. When a Collateral Bank holds collateral, such collateral typically consists of one or more of the following asset types: inventory, accounts receivable, property, plant and equipment, intangibles, common stock of subsidiaries or other investments. These loan interests may take the form of participation interests in, assignments of or novations of a loan during its second distribution, or direct interests during a primary distribution. Such loan interests may be acquired from U.S. or foreign banks, insurance companies, finance companies, or other financial institutions who have made loans or are members of a lending syndicate or from other holders of loan interests. A fund may also acquire loan interests under which a fund derives its rights directly from the borrower. Such loan interests are separately enforceable by a fund against the borrower and all payments of interest and principal are typically made directly to a fund from the borrower. In the event that a fund and other lenders become entitled to take possession of shared collateral, it is anticipated that such collateral would be held in the custody of the Collateral Bank for their mutual benefit. A fund may not act as an Agent, a Collateral Bank, a guarantor or sole negotiator or structurer with respect to a loan.

The investment adviser will analyze and evaluate the financial condition of the borrower in connection with the acquisition of any Loan Interest. Credit ratings are typically assigned to Loan Interests in the same manner as with other fixed income debt securities, and the investment adviser analyzes and evaluates these ratings, if any, in deciding whether to purchase a Loan Interest. The investment adviser also analyzes and evaluates the financial condition of the Agent and, in the case of Loan Interests in which a fund does not have privity with the borrower, those institutions from or through whom a fund derives its rights in a loan ("Intermediate Participants").

In a typical loan, the Agent administers the terms of the loan agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all the institutions which are parties to the loan agreement. A fund will generally rely upon the Agent or Intermediate Participant to receive and forward to a fund its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a participation agreement a fund has direct recourse against the borrower, a fund will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The seller of the Loan Interest usually does, but is often not obligated to, notify holders of Loan Interests of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the loan. The Agent is compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to Loan Interests for which the Agent does not perform such administrative and enforcement functions, a fund will perform such tasks on its own behalf, although a Collateral Bank will typically hold any collateral on behalf of a fund and the other holders pursuant to the applicable loan agreement.

A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor agent generally would be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement should remain available to holders of Loan Interests. However, if assets held by the Agent for the benefit of a fund were determined to be subject to the claims of the Agent's general creditors, a fund might incur certain costs and delays in realizing payment on a Loan Interest, or suffer a loss of principal and/or interest. In situations involving Intermediate Participants, similar risks may arise.

Purchasers of Loan Interests depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If a fund does not receive a scheduled interest or principal payment on such indebtedness, a fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also will involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

The Loan Interests market is in a developing phase with increased participation among several investor types. The dealer community has become increasingly involved in this secondary market. If, however, a particular Loan Interest is deemed to be illiquid, it would be valued using procedures adopted by the Board of Trustees. In such a situation, there is no guarantee that a fund will be able to sell such Loan Interests, which could lead to a decline in the value of the Loan Interests and the value of a fund's shares. The Tax-Free Bond Funds do not invest in Loan Interests

MATURITY OF INVESTMENTS will generally be determined using the portfolio securities' final maturity dates. However for certain securities, maturity will be determined using the security's effective maturity date. The effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable- or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities is determined on an "expected life" basis by the investment adviser. For the YieldPlus Fund, the effective maturity of mortgage-backed and certain other asset-backed securities is determined on an "expected life" basis by the investment adviser using a duration measurement. For an interest rate swap agreement, its effective maturity would be equal to the difference in the effective maturity of the interest rates "swapped." Securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of future contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. In addition, a security that is subject to redemption at the option of the issuer on a particular date ("call date"), which is prior to, or in lieu of, the security's stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average portfolio maturity when the investment adviser reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund's securities at the time of the calculation. A fund may invest in securities with final or effective maturities of any length. There may be times when the YieldPlus Fund's portfolio's overall average effective maturity, or duration, or overall average weighted maturity is more than one year. The GNMA Fund is not subject to maturity or duration restrictions.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

MORTGAGE-BACKED SECURITIES ("MBS") and other ASSET-BACKED SECURITIES may be purchased by a fund. MBS represent participations in mortgage loans, and include pass-through securities, collateralized mortgage obligations and stripped mortgage-backed securities. MBS may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (GNMA or Ginnie Mae) and the Federal National Mortgage Association (FNMA or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac).

The National Housing Act authorized GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.


GNMA are mortgage securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a fund may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.


The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates above par in the secondary market.

FHLMC was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but its issues are not backed by the full faith and credit of the U.S. Government.

GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

FNMA was established in 1938 to create a secondary market in mortgages the FHA insures. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

MBS may also be issued by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage banks, commercial banks, and special purpose entities (collectively, "private lenders"). MBS are based on different types of mortgages including those on commercial real estate and residential property. MBS issued by private lenders may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of credit enhancement.


Asset-backed Securities ("ABS") have structural characteristics similar to MBS. ABS represent direct or indirect participation in assets such as automobile loans, credit card receivables, trade receivables, home equity loans (which sometimes are categorized as MBS) or other financial assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The credit quality of most ABS depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on ABS may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and overcollateralization.


Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family MBS. Many of the risks of investing in commercial MBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial MBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Mortgage Obligations ("CMO") are a hybrid between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, Fannie Mae, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The rate of principal payment on MBS and ABS generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the price and yield on any MBS or ABS is difficult to predict with precision and price and yield to maturity may be more or less than the anticipated yield to maturity. If a fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by a fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

While many MBS and ABS are issued with only one class of security, many are issued in more than one class, each with different payment terms. Multiple class MBS and ABS are issued as a method of providing credit support, typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. In addition, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include stripped securities, which are MBS and ABS entitling the holder to disproportionate interest or principal compared with the assets backing the security, and securities with classes having characteristics different from the assets backing the securities, such as a security with floating interest rates with assets backing the securities having fixed interest rates. The market value of such securities and CMO's generally is more or less sensitive to changes in prepayment and interest rates than is the case with traditional MBS and ABS, and in some cases such market value may be extremely volatile.

CMO Residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities "SMBS" are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Under certain circumstances these securities may be deemed "illiquid" and subject to a fund's limitations on investment in illiquid securities.

MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.

MUNICIPAL SECURITIES are debt securities issued by municipal issuers. Municipal issuers include states, counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The Tax-Free Bond Funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from these funds attributable to interest on such bonds may not be tax exempt. The Tax-Free Bond Funds intend to limit investments in these securities to 20% of their net assets. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investments in these funds.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and most often its taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

In addition to bonds, municipalities issue short-term securities such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or Ginnie Mae at the end of the project construction period. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. A fund may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

A fund also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which may be exempt from federal income tax and, typically, personal income tax of a state or locality.

The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a fund.

NON-PUBLICLY TRADED SECURITIES AND PRIVATE PLACEMENTS are securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a fund may be required to bear the expenses of registration.

OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call option written by a fund will be covered, which means that a fund will own the underlying security or own a call option on the same underlying security with the same or lower strike price.

A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options a fund writes will be covered, which means that a fund will deposit with its custodian cash, U.S. government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P") or Fitch, Inc. or, if unrated, determined by the investment adviser to be of comparable credit quality) with a value at least equal to the exercise price of the put option, or will hold a put option on the same underlying security with the same or higher strike price. The purpose of writing such options is to generate additional income for a fund. However, in return for the option premium, a fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

A fund may purchase and write put and call options on any securities in which it may invest or any securities index based on securities in which it may invest. A fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.

An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although a fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.


Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by a fund and the prices of the options, possible lack of liquid secondary markets, and the resulting inability to close such positions prior to their maturity dates.


A fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of a fund, does not exceed 5% of its total assets.

PREFERRED STOCKS are nonvoting equity securities that pay a stated fixed or variable rate dividend. Although the preferred shareholders generally have no right to receive discretionary dividends, they must receive the preferred dividend at the stated rate prior to any dividends being paid on the common stock. Since the preferred shareholder receives a fixed dividend payment, the holder's position is much like that of the bondholder. Due to their fixed income features, preferred stocks provide higher income potential than issuers' common stocks, but typically are more sensitive to interest rate changes than an underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders. Preferred stocks are rated like fixed income securities and a fund will only invest in investment-grade preferred stock that has a call feature that the investment adviser expects to be exercised by the issuer on the call date or that has a specified redemption date. The Tax-Free Bond Funds do not invest in Preferred Stocks.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. If a put provider fails to honor its commitment upon a fund's attempt to exercise the put, a fund may have to treat the security's final maturity as its effective maturity. If that occurs, the security's price may be negatively impacted, and its sensitivity to interest rate changes may be increased, possibly contributing to increased share price volatility for a fund. This also could lengthen a fund's overall average effective maturity. Standby commitments are types of puts.

QUALITY OF INVESTMENTS refers to the quality of the securities purchased by a fund. Investment-grade securities are rated by at least one NRSRO in one of the four highest rating categories (within which there may be sub-categories or gradations indicating relative standing) or have been determined to be of equivalent quality by the investment adviser pursuant to procedures adopted by the Board of Trustees. Sometimes an investment-grade quality security may be down-graded to a below investment-grade quality rating. If a security no longer has at least one investment-quality rating from an NRSRO, the investment adviser would reanalyze the security in light of the downgrade and determine whether a fund should continue to hold the security. If a Bond Fund's or the YieldPlus Fund's lower-quality securities were down-graded to below the sixth rating category, the investment adviser would promptly sell the security on behalf of a fund.

Each Bond Fund will invest primarily in investment-grade instruments. The investment adviser may also elect to purchase high-yield securities for either Bond Fund, subject to an aggregate limit of 5% of the investing fund's assets and only in circumstances where the investment adviser believes that the credit quality of the security (or issuer thereof) is reasonably likely to be upgraded to investment-grade in the foreseeable future. If such an upgrade were to occur under these circumstances, the value of the security would likely increase, thereby raising the potential for the investing Bond Fund to realize a gain on its investment and/or track the performance of its index. There is no guarantee that any such upgrade will occur, however, and all such high-yield securities are subject to the risks associated with non-investment grade instruments. In order to limit a fund's exposure in this regard, the investment adviser will not purchase high-yield securities for a Bond Fund that is rated (at the time of purchase) below B or the equivalent by Moody's, S&P or Fitch, Inc. In addition, if a high-yield security that is held by a Bond Fund is downgraded to below B or the equivalent by Moody's, S&P or Fitch, Inc. the investment adviser will promptly dispose of the security.

Each Tax-Free Bond Fund will invest at least 80% of its total assets in investment-grade securities. Each Tax-Free Bond Fund will limit its investments in unrated securities to no more than 20% of its net assets.


The YieldPlus Fund will invest at least 75% of its total assets in investment-grade securities. In the event a portfolio security is downgraded below B, the manager will promptly sell the security. The fund may invest in bonds with effective or final maturities of any length and may invest up to 25% of assets in lower quality bonds (sometimes called junk bonds) that are rated as low as BB or are the unrated equivalent. The GNMA Fund will invest at least 80% of its assets in securities issued by the GNMA.


REAL ESTATE INVESTMENT TRUSTS (REITS) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITS may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of the Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Tax-Free Bond Funds do not invest in Real Estate Investment Trusts.

REPURCHASE AGREEMENTS involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S. government securities.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a fund, under the direction and supervision of the Board of Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities.

REVERSE REPURCHASE AGREEMENTS, MORTGAGE DOLLAR ROLLS AND SALE-BUYBACKS may be used by a fund. A fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, a fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A fund generally retains the right to interest and principal payments on the security. Because a fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, a fund will set aside permissible liquid assets earmarked or in a segregated account to secure its obligations to repurchase the security.

A fund also may enter into mortgage dollar rolls, in which a fund would sell MBS for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a fund would forego principal and interest paid on the MBS during the roll period, a fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets earmarked or in a segregated account to secure its obligation for the forward commitment to buy MBS. Mortgage dollar roll transactions may be considered a borrowing by a fund.

The mortgage dollar rolls and reverse repurchase agreements entered into by a fund may be used as arbitrage transactions in which a fund will maintain an offsetting position in short duration investment-grade debt obligations. Since a fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the investment adviser believes that such arbitrage transactions present lower risks to a fund than those associated with other types of leverage. There can be no assurance that a fund's use of the cash it receives from a mortgage dollar roll will provide a positive return. The Tax-

Free Bond Funds do not invest in reverse repurchase agreements, mortgage dollar rolls or sale-buy backs.

A fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the fund's repurchase of the underlying security. A fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the fund's forward commitment to repurchase the subject security.

SECURITIES LENDING of portfolio securities is a common practice in the securities industry. A fund may engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to mutual funds. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities.

A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash-equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive any interest or dividends paid on the loaned securities; and (4) an aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan).

Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a fund, it is expected that a fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by a fund and those issued by foreign investment companies. Mutual funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses.

If a fund decides to purchase securities of other investment companies, a fund intends to purchase shares of mutual funds in compliance with the requirements of federal law or any applicable exemptive relief received from the SEC. Mutual fund investments for a fund are currently restricted under federal regulations, and therefore, the extent to which a fund may invest in another mutual fund may be limited.

Funds in which a fund also may invest include unregistered or privately-placed funds, such as hedge funds and off-shore funds, and unit investment trusts. Hedge funds and off-shore funds are not registered with the SEC, and therefore are largely exempt from the regulatory requirements that apply to registered investment companies (mutual funds). As a result, these types of funds may have greater ability to make investments or use investment techniques that offer a higher degree of investment return, such as leveraging, which also may subject their fund assets to substantial risk to the investment principal. These funds, while not regulated by the SEC like mutual funds, may be indirectly supervised by the sources of their assets, which tend to be commercial and investment banks and other financial institutions. Investments in these funds also may be more difficult to sell, which could cause losses to a fund. For example, hedge funds typically require investors to keep their investment in a hedge fund for some period of time, such as one month. This means investors would not be able to sell their shares of a hedge fund until such time had past.

SHORT SALES may be used by a fund as part of its overall portfolio management strategies or to offset a potential decline in a value of a security. For example, a Bond Fund may use short sales may as a quantitative technique to assemble a portfolio whose performance, average maturity and average duration is expected to track that of its index. This technique may provide a more effective hedge against interest rate risk than other types of hedging transactions, such as selling futures contracts. A fund may sell a security short only if the fund owns the security, or the right to obtain the security or equivalent securities, or covers such short sale with liquid assets as required by the current rules and interpretations of the SEC or its staff. When a fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A fund also may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.


If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, a fund will incur a loss; conversely, if the price declines, a fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Selling securities short against the box involves selling a security that a fund owns or has the right to acquire, for the delivery at a specified date in the future. If a fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. A short sale against the box is a taxable transaction to the funds with respect to the securities sold short. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. The Tax-Free Bond Funds do not engage in short sales.


SINKING FUNDS may be established by bond issuers to set aside a certain amount of money to cover timely repayment of bondholders' principal raised through a bond issuance. By creating a sinking fund, the issuer is able to spread repayment of principal to numerous bondholders while reducing reliance on its then current cash flows. A sinking fund also may allow the issuer to annually repurchase certain of its outstanding bonds from the open market or repurchase certain of its bonds at a call price named in a bond's sinking fund provision. This call provision will allow bonds to be prepaid or called prior to a bond's maturity. The likelihood of this occurring is substantial during periods of falling interest rates.

SPREAD TRANSACTIONS may be used for hedging or managing risk. A fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that a fund does not own, but which is used as a benchmark. The risk to a fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option. The Tax-Free Bond Funds do not engage in spread transactions.

STATE-SPECIFIC MUNICIPAL MUTUAL FUNDS are mutual funds that invest primarily in municipal securities issued by or on behalf of one state or one state's counties, municipalities, authorities or other subdivisions. These funds' securities are subject to the same general risks associated with other municipal funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the affected state. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities. The risks of investing in state specific mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While risks associated with stripped securities are similar to other fixed income securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury. The Tax-Free Bond Funds do not invest in Stripped Securities.

STRUCTURED NOTES are derivative instruments. An issuing corporation may repay a noteholder based on the movement of an unrelated underlying indicator, such as, an index or a commodity. The noteholder has the opportunity to profit from the changes in the unrelated indicator.

SWAP AGREEMENTS can be structured to increase or decrease a fund's exposure to long- or short-term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a fund's exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a fund agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease a fund's exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a fund's investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from a fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a fund, a fund must be prepared to make such payments when they are due. In order to help minimize risks, a fund will earmark or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require a fund to earmark or segregate appropriate assets in the amount of the accrued amounts owed under the swap. A fund could sustain losses if a counterparty does not perform as agreed under the terms of the swap. A fund will enter into swap agreements with counterparties deemed creditworthy by the investment adviser.


TEMPORARY DEFENSIVE STRATEGIES may be engaged by a fund during abnormal economic or market conditions. Under normal conditions, the Tax-Free Bond Funds do not generally intend to invest in securities that pay interest subject to federal income tax; including federal alternative minimum tax. In addition, under normal conditions, the Schwab California Short/Intermediate Tax-Free Bond Fund and the Schwab California Long-Term Tax-Free Bond Fund do not intend to invest in securities that pay interest subject to California personal income tax. However, from time to time, as a defensive measure or under abnormal market conditions, each of the Tax-Free Bond Funds may make temporary investments in securities, the interest on which is subject to federal income and the Schwab California Short/Intermediate Tax-Free Bond Fund and the Schwab California Long-Term Tax-Free Bond Fund may make temporary investments in securities that pay interest subject to California personal income tax. In addition, as a defensive measure or under abnormal market conditions, the GNMA Fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.


U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie
Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their prices to fluctuate.

VARIABLE- AND FLOATING-RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable-rate securities may be combined with a put or demand feature (variable-rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable-rate demand security purchased by a fund. In addition, a fund may exercise its demand rights only at certain times. A fund could also suffer losses in the event that the issuer defaults on its obligation.

WARRANTS are a type of security usually issued with bonds and preferred stock that entitles the holder to a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security. The Tax-Free Bond Funds do not invest in Warrants.

WRAP AGREEMENTS may be entered into by a fund with insurance companies, banks or other financial institutions (wrapper providers). A wrap agreement typically obligates the wrapper provider to maintain the value of the assets covered under the agreement (covered assets) up to a specified maximum dollar amount upon the occurrence of certain specified events. The value is pre-determined using the purchase price of the securities plus interest at a specified rate minus an adjustment for any defaulted securities. The specified interest rate may be adjusted periodically under the terms of the agreement. While the rate typically will reflect movements in the market rates of interest, it may at times be less or more than the actual rate of income earned on the covered assets. The rate also can be impacted by defaulted securities and by purchase and redemption levels in a fund. A fund also pays a fee under the agreement, which reduces the rate as well.

Wrap agreements may be used as a risk management technique intended to help minimize fluctuations in a fund's NAV. However, a fund's NAV will typically fluctuate at least minimally, and may fluctuate more at times when interest rates are fluctuating. Additionally, wrap agreements do not protect against losses a fund may incur if the issuers of portfolio securities do not make timely payments of interest and/or principal. A wrap agreement provider also could default on its obligations under the agreement. Therefore, a fund will only invest in a wrap provider with an investment-grade credit rating. There is no active trading market for wrap agreements and none is expected to develop. Therefore, wrap agreements are considered illiquid investments. There is no guarantee that a fund will be able to purchase any wrap agreements or replace ones that defaulted. Wrap agreements are valued using procedures adopted by the Board of Trustees. There are risks that the value of a wrap agreement may not be sufficient to minimize the fluctuations in a fund's NAV. All of these factors might result in a decline in the value of a fund's shares.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a "regulated investment company" or "RIC" under the Internal Revenue Code and avoid a certain excise tax, a fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

                             INVESTMENT LIMITATIONS

The following investment limitations are fundamental investment polices and restrictions and may be changed only by vote of a majority of a fund's outstanding voting shares.

SCHWAB SHORT-TERM BOND MARKET FUND AND SCHWAB TOTAL BOND MARKET FUND MAY:


1) Lend or borrow money to the extent permitted by the Investment Company Act of 1940 or rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


2) Pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

3) Not concentrate investments in a particular industry or group of industries, or within one state (except to the extent that the index which each fund seeks to track is also so concentrated) as concentration is defined under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

4) Underwrite securities to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

5) Not purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6) Not purchase securities of other investment companies, except as permitted by the Investment Company Act of 1940.

7) Issue senior securities to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

8) Purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940 or rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND, SCHWAB LONG-TERM BOND FUND, SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND AND SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND MAY NOT:

1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3) Purchase securities of other investment companies, except as permitted by the 1940 Act.

4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE YIELDPLUS FUND AND GNMA FUND MAY NOT:

1) Purchase securities of any issuer, unless consistent with the maintenance of its status as a diversified investment management company under the Investment Company Act of 1940 Act (the 1940 Act), or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time;

2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules and regulations may be amended from time to time; and

3) (i) Purchase or sell commodities, commodities contracts, futures contracts or real estate, (ii) lend or borrow, (iii) issue senior securities, (iv) underwrite securities or (v) pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules and regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. government securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each fund's non-fundamental investment policy on lending is set forth below.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, each fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each fund's Board of Trustees.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

The following are non-fundamental investment policies and restrictions and may be changed by the Board of Trustees.

THE BOND FUNDS MAY NOT:

1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

3) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

4) Borrow money except that each fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that each fund may purchase securities to the extent that its index is also so concentrated).

6)       Invest more than 15% of its net assets in illiquid securities.

7) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

THE TAX-FREE BOND FUNDS MAY NOT:

1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

3) Purchase securities the income of which is subject to federal alternative minimum tax if, by reason of such purchase, the total income earned by such securities would exceed 20% of all income earned by a fund.

4) Under normal circumstances, invest less than 65% of its total assets in securities deemed by the investment adviser to be bonds.

5) Borrow money except that each fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

6) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

7)       Invest more than 15% of its net assets in illiquid securities.

8) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry, or group of industries (although securities issued by governments or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).

9) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

THE YIELDPLUS FUND AND THE GNMA FUND MAY NOT:

1)       Invest more than 15% of its net assets in illiquid securities.

2) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

4) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

5) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

6) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

8) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

SUBSEQUENT CHANGES IN NET ASSETS

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUNDS

Each fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 7 times during the most recent fiscal year.

Certain trustees are "interested persons." A trustee may be considered an interested person of the trust under the 1940 Act if he or she is an officer, director or employee of Charles Schwab Investment Management, Inc. (CSIM) or Charles Schwab & Co., Inc. (Schwab). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation.


The information below is provided as of August 31, 2002. Each of the below-referenced officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Capital Trust, for The Charles Schwab Family of Funds and Schwab Annuity Portfolios (the "fund complex") which as of August 31, 2002 included 45 funds. The address of each individual listed below is 101 Montgomery Street, San Francisco, California 94104.


Each officer's and trustee's principal occupations during the past five years and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:

                                             TERM OF
                                            OFFICE AND            PRINCIPAL
                        POSITION(S) WITH    LENGTH OF        OCCUPATIONS DURING
NAME AND DATE OF BIRTH  THE TRUST         TIME SERVED 1      THE PAST FIVE YEARS    OTHER DIRECTORSHIPS

                                       INDEPENDENT TRUSTEES
DONALD F. DORWARD           Trustee       Trustee of         Chief Executive
September 23, 1931                        Schwab             Officer, Dorward &
                                          Investments        Associates
                                          since 1991.        (corporate
                                                             management,
                                                             marketing and
                                                             communications
                                                             consulting firm).
                                                             From 1996 to 1999,
                                                             Executive Vice
                                                             President and
                                                             Managing Director,
                                                             Grey Advertising.

ROBERT G. HOLMES            Trustee       Trustee of         Chairman, Chief
May 15, 1931                              Schwab             Executive Officer
                                          Investments        and Director,
                                          since 1991.        Semloh Financial,
                                                             Inc. (international
                                                             financial services
                                                             and investment
                                                             advisory firm).

DONALD R. STEPHENS          Trustee       Trustee of         Managing Partner,
June 28, 1938                             Schwab             D.R. Stephens &
                                          Investments        Company
                                          since 1991.        (investments).
                                                             Prior to 1996,
                                                             Chairman and Chief
                                                             Executive Officer
                                                             of North American
                                                             Trust (real estate
                                                             investment trust).

--------------------------

1 Each trustee is elected or appointed to office until resignation.

MICHAEL W. WILSEY           Trustee       Trustee of         Chairman and Chief
August 18, 1943                           Schwab             Executive Officer,
                                          Investments        Wilsey Bennett,
                                          since 1991.        Inc. (truck and air
                                                             transportation,
                                                             real estate
                                                             investment and
                                                             management, and
                                                             investments).

MARIANN BYERWALTER          Trustee       Trustee of         Chairman of JDN        Ms. Byerwalter also
August 13, 1960                           Schwab             Corporate Advisory     is on the Board of
                                          Investments        LLC. From 1996 to      Stanford University,
                                          since 2000.        2001, Ms.              America First
                                                             Byerwalter was the     Companies, Omaha, NE
                                                             Vice President for     (venture capital/fund
                                                             Business Affairs       management), Redwood
                                                             and Chief Financial    Trust, Inc. (mortgage
                                                             Officer of Stanford    finance), Stanford
                                                             University and, in     Hospitals and
                                                             2001, Special          Clinics, SRI
                                                             Advisor to the         International
                                                             President of           (research),
                                                             Stanford               LookSmart, Ltd. (an
                                                             University.            Internet
                                                                                    infrastructure
                                                                                    company), PMI Group,
                                                                                    Inc. (mortgage
                                                                                    insurance) and Lucile
                                                                                    Packard Children's
                                                                                    Hospital.

WILLIAM A. HASLER           Trustee       Trustee of         Co-Chief Executive     Mr. Hasler also is on
November 22, 1941                         Schwab             Officer, Aphton        the Board of
                                          Investments        Corporation            Directors of
                                          since 2000.        (bio-pharmaceuticals). Solectron Corporation
                                                             Prior to August        (manufacturing),
                                                             1998, Mr. Hasler       Tenera, Inc.
                                                             was Dean of the        (services and
                                                             Haas School of         software), Airlease
                                                             Business at the        Ltd. (aircraft
                                                             University of          leasing), Mission
                                                             California,            West Properties
                                                             Berkeley (higher       (commercial real
                                                             education).            estate) and Digital
                                                                                    Microwave
                                                                                    Corporation
                                                                                    (a
                                                                                    network
                                                                                    equipment
                                                                                    corporation).

GERALD B. SMITH             Trustee       Trustee of         Since 1990,            Mr. Smith is also on
September 28, 1950                        Schwab             Chairman and Chief     the Board of
                                          Investments        Executive Officer      Directors of
                                          since 2000.        and founder of         Pennzoil-Quaker State
                                                             Smith Graham & Co.     Company (oil and
                                                             (investment            gas), Rorento N.V.
                                                             advisors).             (investments -
                                                                                    Netherlands) and
                                                                                    Cooper Industries
                                                                                    (electrical products,
                                                                                    tools and hardware),
                                                                                    and is a member of
                                                                                    the audit committee
                                                                                    of Northern Border
                                                                                    Partners, L.P. (energy).

                              INTERESTED TRUSTEES

CHARLES R. SCHWAB 2         Chairman and  Chairman and       Chairman, Co-Chief     Director, U.S. Trust
July 29, 1937               Trustee       Trustee of         Executive Officer      Corporation, United
                                          Schwab             and Director, The      States Trust Company
                                          Investments        Charles Schwab         of New York; The Gap,
                                          since 1991.        Corporation; Chief     Inc. (a clothing
                                                             Executive Officer      retailer), Audiobase,
                                                             and Director,          Inc. (full-service
                                                             Schwab Holdings,       audio solutions for
                                                             Inc.; Chairman and     the Internet),
                                                             Director, Charles      Vodaphone AirTouch PLC
                                                             Schwab & Co.,          (a telecommunications
                                                             Inc., Charles          company), Siebel
                                                             Schwab Investment      Systems (a software
                                                             Management, Inc.;      company) and Xign,
                                                             Chairman, Charles      Inc. (a developer of
                                                             Schwab Holdings        electronic payment
                                                             (UK); Chairman and     systems); Director
                                                             Chief Executive        until January 1999,
                                                             Officer, Schwab        Schwab Retirement Plan
                                                             (SIS) Holdings,        Services, Inc., Mayer
                                                             Inc. I, Schwab         & Schweitzer, Inc. (a
                                                             International          securities brokerage
                                                             Holdings, Inc.         subsidiary of The
                                                                                    Charles Schwab
                                                                                    Corporation),
                                                                                    Performance
                                                                                    Technologies, Inc.
                                                                                    (technology company),
                                                                                    TrustMark, Inc.;
                                                                                    Director until July
                                                                                    2001, The Charles
                                                                                    Schwab Trust Company.

--------------------------

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

JOHN PHILIP COGHLAN 2       Trustee       Trustee of         Vice Chairman and      Director, Performance
May 6, 1951                               Schwab             Executive Vice         Technologies, Inc.,
                                          Investments        President, The         (technology company);
                                          since 2000.        Charles Schwab         Director, Charles
                                                             Corporation; Vice      Schwab Asset
                                                             Chairman and           Management (Ireland)
                                                             President -            Ltd. and Charles
                                                             Retail, Charles        Schwab Worldwide Funds
                                                             Schwab & Co.,          PLC until March 2002.
                                                             Inc.; Chief
                                                             Executive Officer
                                                             and Director,
                                                             Charles Schwab
                                                             Investment
                                                             Management, Inc.;
                                                             President, Chief
                                                             Executive Officer
                                                             and Director, The
                                                             Charles Schwab
                                                             Trust Company;
                                                             Chairman and
                                                             Director, Schwab
                                                             Retirement Plan
                                                             Services, Inc.,
                                                             Schwab Retirement
                                                             Technologies, Inc.
                                                             (formerly
                                                             TrustMark, Inc.).
                                                             Prior to July
                                                             2002, Mr. Coghlan
                                                             was Vice Chairman
                                                             and Enterprise
                                                             President,
                                                             Retirement Plan
                                                             Services and
                                                             Services for
                                                             Investment
                                                             Managers, Charles
                                                             Schwab & Co., Inc.

--------------------------

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

JEFFREY M. LYONS 2          Trustee       Trustee of         Executive Vice
February 22, 1955                         Schwab             President, Asset
                                          Investments        Management
                                          since 2002.        Products &
                                                             Services since
                                                             September 2001,
                                                             Charles Schwab &
                                                             Co., Inc. Prior
                                                             to September 2001,
                                                             Mr. Lyons was
                                                             Executive Vice
                                                             President, Mutual
                                                             Funds, Charles
                                                             Schwab & Co., Inc.

--------------------------

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

                                   OFFICERS

RANDALL W. MERK             President     Officer of         President and
July 25, 1954               and Chief     Schwab             Chief Executive
                            Executive     Investments        Officer, Charles
                            Officer       since 2002.        Schwab Investment
                                                             Management, Inc.
                                                             and Executive Vice
                                                             President, Charles
                                                             Schwab & Co.,
                                                             Inc. Prior to
                                                             September 2002,
                                                             Mr. Merk was
                                                             President and
                                                             Chief Investment
                                                             Officer, American
                                                             Century Investment
                                                             Management, and
                                                             Director, American
                                                             Century Companies,
                                                             Inc. (June 2001 to
                                                             August 2002);
                                                             Chief Investment
                                                             Officer, Fixed
                                                             Income (January
                                                             1997 to June
                                                             2001), American
                                                             Century Companies,
                                                             Inc.; Senior Vice
                                                             President and
                                                             Director of Fixed
                                                             Income and
                                                             Quantitative
                                                             Equity Portfolio
                                                             Management,
                                                             Twentieth Century
                                                             Investors, Inc.
                                                             (June 1995 to
                                                             January 1997).

TAI-CHIN TUNG               Treasurer     Officer of         Senior Vice            Director, Charles
March 7, 1951               and           Schwab             President and          Schwab Asset
                            Principal     Investments        Chief Financial        Management (Ireland)
                            Financial     since 1996.        Officer, Charles       Limited and Charles
                            Officer.                         Schwab Investment      Schwab Worldwide Funds
                                                             Management, Inc.;      PLC.
                                                             Vice President,
                                                             The Charles Schwab
                                                             Trust Company.

STEPHEN B. WARD             Senior Vice   Officer of         Director, Senior
April 5, 1955               President     Schwab             Vice President and
                            and Chief     Investments        Chief Investment
                            Investment    since 1991.        Officer, Charles
                            Officer.                         Schwab Investment
                                                             Management, Inc.;
                                                             Chief Investment
                                                             Officer, The
                                                             Charles Schwab
                                                             Trust Company.

KOJI E. FELTON              Secretary     Officer of         Senior Vice
March 13, 1961                            Schwab             President, Chief
                                          Investments        Counsel and
                                          since 1998.        Assistant
                                                             Corporate
                                                             Secretary, Charles
                                                             Schwab Investment
                                                             Management, Inc.
                                                             Prior to June
                                                             1998, Mr. Felton
                                                             was a Branch Chief
                                                             in Enforcement at
                                                             the U.S.
                                                             Securities and
                                                             Exchange
                                                             Commission in San
                                                             Francisco.

The continuation of each fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of a fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the independent trustees), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the independent trustees receive advice from counsel to the independent trustees.


At the May 22, 2002 meeting the Board of Trustees, the trustees, including a majority of independent trustees, approved the investment advisory and administration agreement between the Trust and CSIM (the Agreement) with respect to existing funds and funds that may be created subsequently. The Board's approval was based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services provided to the funds under the Agreement; (2) the funds' expenses under the Agreement and how those expenses compared to those of other comparable mutual funds; (3) each fund's investment performance and how it compared to that of other comparable mutual funds; and (4) the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates.


First, with respect to the nature and quality of the services provided by CSIM to the funds, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.

Second, with respect to the funds' expenses under the Agreement, the trustees considered each fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to a funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. The trustees also considered information about average expense ratios of funds in each fund's respective peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.

Third, with respect to fund performance, the trustees considered each fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the trustees considered both risk and shareholder risk expectations for a given fund.

Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates.

In its deliberation, the trustees did not identify any particular information that was all-important or controlling. Based on the trustees' deliberation and its evaluation of the information described above, the Board, including all of the independent trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

                               TRUSTEE COMMITTEES

The trust has an Audit/Portfolio Compliance Committee that is comprised of all of the independent trustees. This Committee reviews financial statements and other audit-related matters for the trust; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.

The trust has a Nominating Committee that is comprised of all of the independent trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as a member of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Committee will not consider nominees recommended by shareholders.

The following tables provide trustee compensation information for the fiscal year ended August 31, 2002.

                               TAXABLE BOND FUNDS

                                              ($)
                                     Aggregate Compensation          Pension or Retirement       ($) Total
                                       from each Fund 1               Benefits Accrued as      Compensation from
    Name of Trustee            Short-Term Bond  Total Bond Market    Part of Fund Expenses      Fund Complex 2
    ---------------            ---------------  -----------------    ---------------------     -----------------
Charles R. Schwab                     0                 0                    N/A                       0

John Philip Coghlan                   0                 0                    N/A                       0

Jeremiah H. Chafkin 3                 0                 0                    N/A                       0

Jeffrey M. Lyons 4                    0                 0                    N/A                       0

Mariann Byerwalter                 $1,543            $2,086                  N/A                   $152,025

Donald F. Dorward                  $1,564            $2,115                  N/A                   $153,025

William A. Hasler                  $1,564            $2,115                  N/A                   $153,025

Robert G. Holmes                   $1,564            $2,115                  N/A                   $153,025

Gerald B. Smith                    $1,543            $2,086                  N/A                   $152,025

Donald R. Stephens                 $1,543            $2,086                  N/A                   $152,025

Michael W. Wilsey                  $1,564            $2,115                  N/A                   $153,025

-------------------------

1 Compensation for the fiscal period ending August 31, 2002.

2 Unless otherwise stated, information is for the fund complex which included 45 funds as of August 31, 2002.

3 Mr. Chafkin resigned from the board effective May 22, 2002.

4 Appointed to the board on May 22, 2002.

                               TAX-FREE BOND FUNDS

                                                   ($)                                Pension or
                                 Aggregate Compensation from each Fund 1              Retirement
                                                                                       Benefits           ($)
                          Short/Inter-                     California     California  Accrued as         Total
                          mediate Tax-     Long-Term      Short/Inter-    Long-Term    Part of        Compensation
                          Free Bond        Tax-Free       mediate Tax-     Tax-Free     Fund           from Fund
  Name of Trustee            Fund          Bond Fund     Free Bond Fund   Bond Fund    Expenses        Complex 2
  ---------------         ------------     ---------     --------------   ----------  ----------      ------------
Charles R. Schwab               0              0               0               0         N/A                0

John Philip Coghlan             0              0               0               0         N/A                0

Jermemiah H.Chafkin 3           0              0               0               0         N/A                0

Jeffrey M. Lyons 4              0              0               0               0         N/A                0

Mariann Byerwalter           $1,258         $1,231          $1,292          $1,363       N/A            $152,025

Donald F. Dorward            $1,275         $1,248          $1,310          $1,382       N/A            $153,025

William A. Hasler            $1,275         $1,248          $1,310          $1,382       N/A            $153,025

Robert G. Holmes             $1,275         $1,248          $1,310          $1,382       N/A            $153,025

Gerald B. Smith              $1,258         $1,231          $1,292          $1,363       N/A            $152,025

Donald R. Stephens           $1,258         $1,231          $1,292          $1,363       N/A            $152,025

Michael W. Wilsey            $1,275         $1,248          $1,310          $1,382       N/A            $153,025

-------------------------

1 Compensation for the fiscal period ending August 31, 2002.

2 Unless otherwise stated, information is for the fund complex which included 45 funds as of August 31, 2002.

3 Mr. Chafkin resigned from the board effective May 22, 2002.

4 Appointed to the board on May 22, 2002.

                                 YIELDPLUS FUND


                                                                                        ($)
                                                                 Pension or            Total
                                                ($)              Retirement            Total
                                             Aggregate         Benefits Accrued     Compensation
                                            Compensation       as Part of Fund       from Fund
  Name of Trustee                          from the Fund 1        Expenses           Complex 2
  ---------------                          ----------------    ----------------     ------------
Charles R. Schwab                                 0                  N/A                0

John Philip Coghlan                               0                  N/A                0

Jeremiah H. Chafkin 3                             0                  N/A                0

Jeffrey M. Lyons 4                                0                  N/A                0

Mariann Byerwalter                             $2,320                N/A             $152,025

Donald F. Dorward                              $2,352                N/A             $153,025

William A. Hasler                              $2,352                N/A             $153,025

Robert G. Holmes                               $2,352                N/A             $153,025

Gerald B. Smith                                $2,320                N/A             $152,025

Donald R. Stephens                             $2,320                N/A             $152,025

Michael W. Wilsey                              $2,352                N/A             $153,025


                                    GNMA FUND

                                                                                        ($)
                                                   ($)        Estimated Pension      Estimated
                                                Estimated       or Retirement          Total
                                                Aggregate      Benefits Accrued     Compensation
                                              Compensation      as Part of Fund      from Fund
   Name of Trustee                          from the Fund 5        Expenses          Complex 6
   ---------------                          ----------------  -----------------     ------------
Charles R. Schwab                                   0                N/A                 0

John Philip Coghlan                                 0                N/A                 0

-------------------------

1 Compensation for the fiscal period ending August 31, 2002.

2 Unless otherwise stated, information is for the fund complex which included 45 funds as of August 31, 2002.

3 Mr. Chafkin resigned from the board effective May 22, 2002.

4 Appointed to the board on May 22, 2002.

5 Estimated compensation for the fiscal year ending August 31, 2003.

6 Unless otherwise stated, information is estimated for the fund complex which included 45 funds as of the fiscal year ending August 31, 2003.

                                                                                        ($)
                                                  ($)         Estimated Pension      Estimated
                                               Estimated        or Retirement          Total
                                               Aggregate      Benefits Accrued      Compensation
                                             Compensation      as Part of Fund       from Fund
   Name of Trustee                          from the Fund 5       Expenses           Complex 6
   ---------------                          ----------------  -----------------     ------------
Jeremiah H. Chafkin 3                               0                N/A                  0

Jeffrey M. Lyons 4                                  0                N/A                  0

Mariann Byerwalter                               $1,200              N/A              $152,025

Donald F. Dorward                                $1,200              N/A              $153,025

William A. Hasler                                $1,200              N/A              $153,025

Robert G. Holmes                                 $1,200              N/A              $153,025

Gerald B. Smith                                  $1,200              N/A              $152,025

Donald R. Stephens                               $1,200              N/A              $152,025

Michael W. Wilsey                                $1,200              N/A              $153,025


                  SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE

The following tables provide information as of December 31, 2002, with respect to a dollar range of securities beneficially owned by each trustee.

                               TAXABLE BOND FUNDS


                             Dollar Range of Trustee Ownership
                             of Equity Securities in the Fund
                                                                   Aggregate Dollar Range of Trustee
  Name of Trustee           Short-Term Bond  Total Bond Market       Ownership In the Fund Complex
  ---------------           ---------------  -----------------     ---------------------------------
Charles R. Schwab            Over $100,000         None                      Over $100,000

John Philip Coghlan               None             None                      Over $100,000

Jeremiah H. Chafkin               None             None                      Over $100,000

Jeffrey M. Lyons                  None             None                      Over $100,000

Mariann Byerwalter                None             None                    $50,001-$100,000

Donald F. Dorward                 None             None                      Over $100,000


-------------------------

3 Mr. Chafkin resigned from the board effective May 22, 2002.

4 Appointed to the board on May 22, 2002.

5 Estimated compensation for the fiscal period ending August 31, 2003.

6 Unless otherwise stated, information is estimated for the fund complex which included 45 funds as of August 31, 2003.

                            Dollar Range of Trustee Ownership
                            of Equity Securities in the Fund
                                                                   Aggregate Dollar Range of Trustee
 Name of Trustee            Short-Term Bond   Total Bond Market      Ownership In the Fund Complex
 ---------------            ---------------   -----------------    ---------------------------------
William A. Hasler                 None              None                    $50,001-$100,000

Robert G. Holmes                  None              None                      Over $100,000

Gerald B. Smith                   None              None                      Over $100,000

Donald R. Stephens                None              None                      Over $100,000

Michael W. Wilsey                 None              None                      Over $100,000


                               TAX-FREE BOND FUNDS


                               Dollar Range of Trustee Ownership of Equity Securities
                                                  in the Fund

                                               Long-Term      California
                             Short/Inter-      Tax-Free      Short/Inter-    California     Aggregate Dollar Range of
                           mediate Tax-Free    Bond Fund     mediate Tax-     Long-Term   Trustee Ownership In the Fund
 Name of Trustee              Bond Fund      Free Bond Fund   Bond Fund       Tax-Free             Complex
 ---------------           ----------------  --------------  ------------    ----------   -----------------------------
Charles R. Schwab               None              None           None          None                Over $100,000

John Philip Coghlan             None              None           None          None                Over $100,000

Jerimiah H. Chafkin             None              None           None          Over                Over $100,000
                                                                             $100,000

Jeffrey M. Lyons                None              None           None          None                Over $100,000

Mariann Byerwalter              None              None           None          None              $50,001-$100,000

Donald F. Dorward               None              None           None       $1-$10,000             Over $100,000

William A. Hasler               None              None           None          None              $50,001-$100,000

Robert G. Holmes                None              None           None          None                Over $100,000

Gerald B. Smith                 None              None           None          None                Over $100,000

Donald R. Stephens              None              None           None          None                Over $100,000

Michael W. Wilsey               None              None           None          None                Over $100,000

                          YIELDPLUS FUND AND GNMA FUND


                                            Dollar Range of Trustee Ownership of
                                               Equity Securities in the Fund           Aggregate Dollar Range of
                                                                                     Trustee Ownership In the Fund
  Name of Trustee                             YieldPlus Fund        GNMA Fund                   Complex
  ---------------                             --------------        ---------        -----------------------------
Charles R. Schwab                             Over $100,000           None                    Over $100,000

John Philip Coghlan                                None               None                    Over $100,000

Jeremiah H. Chafkin                                None               None                    Over $100,000

Jeffrey M. Lyons                                   None               None                    Over $100,000

Mariann Byerwalter                                 None               None                  $50,001-$100,000

Donald F. Dorward                                  None               None                    Over $100,000

William A. Hasler                                  None               None                  $50,001-$100,000

Robert G. Holmes                                   None               None                    Over $100,000

Gerald B. Smith                                    None               None                    Over $100,000

Donald R. Stephens                                 None               None                    Over $100,000

Michael W. Wilsey                             Over $100,000           None                    Over $100,000


                           DEFERRED COMPENSATION PLAN

Independent trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds(R) selected by the trustee. Currently, none of the independent trustees has elected to participate in this plan.

                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 6, 2003, the officers and trustees of the Taxable Bond Funds, Tax-Free Bond Funds and YieldPlus Fund, as a group owned of record or beneficially less than 1% of the outstanding voting securities of any class of each fund.

As of January 8, 2003, the following represents persons or entities that owned, of record or beneficially, more than 5% of the outstanding voting securities of any class of the following funds:



    Schwab YieldPlus Fund(R)
       The Schwab Fund for Charitable Giving               6.18%
    Schwab Total Bond Market Fund
       Schwab MarketTrack Growth Portfolio                 7.52%
       Schwab MarketTrack Balanced Portfolio              15.97%
       Schwab MarketTrack Conservative Portfolio          14.18%



                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab), 101 Montgomery Street, San Francisco CA 94104, is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets as described below.

TAXABLE BOND FUNDS
First $500 million - 0.30%
More than $500 million - 0.22%

For the fiscal years ended August 31, 2000, 2001 and 2002 the investment advisory fees incurred by the Schwab Short-Term Bond Market Fund were $0 (fees were reduced by $705,000), $0 (fees were reduced by $818,000), and $88,000 (fees were reduced by $1,174,000), respectively.

For the fiscal years ended August 31, 2000, 2001 and 2002 the investment advisory fees incurred by the Schwab Total Bond Market Fund, were $221,000 (fees were reduced by $1,525,000), and $351,000 (fees were reduced by $1,749,000), and $447,000 (fees were reduced by $2,127,000), respectively.

The investment adviser and Schwab have contractually guaranteed that, through November 15, 2003, total operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund will not exceed 0.45%, of each fund's average daily net assets.

For the period November 16, 2003 through November 15, 2004, Schwab and the investment adviser will guarantee that the net operating expenses (excluding interest, taxes and certain non-routine expenses) will not exceed 0.55% of average daily net assets.

TAX-FREE BOND FUNDS

First $500 million - 0.30%

More than $500 million - 0.22%

For the fiscal years ended August 31, 2000, 2001 and 2002 the investment advisory fees incurred by the Schwab Short/Intermediate Tax-Free Bond Fund were $55,000 (fees were reduced by $209,000), $56,000 (fees were reduced by $209,000), and $110,000 (fees were reduced by $253,000), respectively.

For the fiscal years ended August 31, 2000, 2001 and 2002, the investment advisory fees incurred by the Schwab Long-Term Tax-Free Bond Fund were $47,000 (fees were reduced by $208,000), and $42,000 (fees were reduced by $200,000), and $45,000 (fees were reduced by $200,000), respectively.

For the fiscal years ended August 31, 2000, 2001 and 2002 the investment advisory fees incurred by the Schwab California Short/Intermediate Tax-Free Bond Fund were $128,000 (fees were reduced by $253,000), $168,000 (fees were reduced by $239,000), and $208,000 (fees were reduced by $262,000), respectively.

The investment adviser and Schwab have contractually guaranteed that, through November 15, 2003 that total operating expenses (excluding interest, taxes and certain non-routine expenses) will not exceed 0.65% of the fund's average daily net assets for the Schwab Short/Intermediate Tax-Free Bond Fund, the Schwab Long-Term Tax-Free Bond Fund and the Schwab California Short/Intermediate Tax-Free Bond Fund.

For the fiscal years ended August 31, 2000, 2001 and 2002 the investment advisory fees incurred by the Schwab California Long-Term Tax-Free Bond Fund were $232,000 (fees were reduced by $336,000), $264,000 (fees were reduced by $312,000), and $329,000 (fees were reduced by $337,000), respectively.

YIELDPLUS FUND

First $500 million - 0.35%
More than $500 million - 0.30%

For the fiscal years ended August 31, 2000, 2001 and 2002 the fund paid investment advisory fees of $194,000, (fees were reduced by $435,000), $795,000, (fees were reduced by $686,000), and $3,985,000, (fees were reduced by $1,185,000), respectively.

GNMA FUND


For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, of 0.45% of the fund's average daily net assets.



The investment adviser and Schwab have contractually guaranteed that, through at least November 15, 2004, the total operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares(R) of the fund will not exceed 0.74% and 0.55%, respectively, of average daily net assets..

                                 DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of a fund and is the trust's agent for the purpose of the continuous offering of a fund's shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing a fund's prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.


For the services performed as transfer agent under the contract with a fund, Schwab is entitled to receive an annual fee, payable monthly from each fund, in the amount of 0.05% of a fund's average daily net assets. For the services performed as shareholder services agent under its contract with a fund, Schwab is entitled to receive an annual fee, payable monthly from each class of shares of a fund, in the amount of 0.20% of the Investor Shares' average daily net assets and 0.05% of the Select Shares' average daily net assets..


                          CUSTODIAN AND FUND ACCOUNTANT

PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, PA 19153, serves as custodian for the funds and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The accountant maintains the books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANT


The funds' independent accountant, PricewaterhouseCooper LLP, audits and reports on the annual financial statements of each series of the trust and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. Each fund's (excluding the GNMA Fund) audited financial statements for the fiscal year ending August 31, 2002, are included in the fund's annual report that is supplied with the SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, a fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities a fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

TAXABLE BOND FUNDS

The portfolio turnover rates for the Schwab Short-Term Bond Fund for the fiscal years ended August 31, 2001 and 2002 were 248% and 150%, respectively. The portfolio turnover rates for the Schwab Total Bond Market Fund for the fiscal years ended August 31, 2001 and 2002 were 153% and 74%, respectively.

TAX-FREE BOND FUNDS

The portfolio turnover rates for the Schwab Short/Intermediate Tax-Free Bond Fund for the fiscal years ended August 31, 2001 and 2002 were 14% and 28%, respectively. The portfolio turnover rates for the Schwab Long-Term Tax-Free Bond Fund for the fiscal years ended August 31, 2001 and 2002 were 35% and 25%, respectively.

The portfolio turnover rates for the Schwab California Short/Intermediate Tax-Free Bond Fund for the fiscal years ended August 31, 2001 and 2002 were 30% and 17%, respectively. The portfolio turnover rates for the Schwab California Long-Term Tax-Free Bond Fund for the fiscal years ended August 31, 2001 and 2002 were 37% and 34%, respectively.

YIELDPLUS FUND

The portfolio turnover rates for the Schwab YieldPlus Fund(R) for the fiscal years ended August 31, 2001 and 2002 were 106% and 42%, respectively.

GNMA FUND

During the first year of operation, the fund may have a high portfolio turnover rate, which could increase transaction costs and the likelihood of capital gain distributions.

                             PORTFOLIO TRANSACTIONS


The Taxable Bond Funds, Tax-Free Bond Funds and YieldPlus Fund paid no brokerage commissions in the last 3 fiscal years.



The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the funds. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The funds do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the funds pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which certain of the funds invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.



The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.



The investment adviser may cause the fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker or dealer providing such services.


The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

The funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.


The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the funds to trade directly with other institutional holders. At times, this may allow the funds to trade larger blocks than would be possible trading through a single market maker.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                            DESCRIPTION OF THE TRUST

Each fund is a series of Schwab Investments. Schwab Investments was organized under Massachusetts law on October 26, 1990.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by a fund or share class. Each fund's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

Each fund may hold special shareholder meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provides that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

  PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER REPORTS AND PRICING OF SHARES

                 PURCHASING AND REDEEMING SHARES OF THE FUNDS

The funds are open each day that the New York Stock Exchange (NYSE) is open (business days). The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading session closes early. The following holiday closings are currently scheduled for 2003:
New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. While orders to buy, sell and exchange shares are typically accepted by Schwab at any time, only orders that are received in good order by the funds' transfer agent prior to the close of the NYSE's trading session will be executed that day at the funds' (or classes') share price calculated that day. On any day that the NYSE closes early the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received by the funds' transfer agent that day in order to be executed that day at that day's share price.

As long as the funds or Schwab follow reasonable procedures to confirm that an investor's telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

The fund's share price and principal value change, and when you sell your shares they may be worth less than what you paid for them.

                        EXCHANGING SHARES OF THE FUNDS

Shares of any SchwabFund, including any class of shares, may be sold and shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(TM) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments. In addition, different exchange policies may apply to SchwabFunds(R) that are bought and sold through third-party investment providers and the exchange privilege between SchwabFunds may not be available through third-party investment providers.

The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                       DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                               PRICING OF SHARES


Each business day, each share class of a fund calculates its share price, or NAV, after the close of the NYSE (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of a fund's portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the investment adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees.


Shareholders of the funds should be aware that because foreign markets are often open on weekends and other days when the funds are closed, the value of some of the funds' securities may change on days when it is not possible to buy or sell shares of the funds.

The funds use approved pricing services to provide values for their portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last reported sales price that day, or, if no sales are reported, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing services. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, a fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax, at regular corporate rates on its net income, including any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

A fund's transactions in futures contracts, options and certain other investment activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. A fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a fund and its shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of a fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Distributions of net investment income and short-term capital gains are taxed as ordinary income. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Because a fund's income is expected to consist of interest rather than dividends, it is anticipated that no portion of its distributions will generally be eligible for the dividends-received deduction.

Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

If, at the close of each quarter of its taxable year, at least 50% of the value of a fund's assets consist of obligations the interest on which is excludable from gross income, a fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by a fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.

Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code and are also taken into account when determining the taxable portion of social security or railroad retirement benefits. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.

The funds may realize capital gains or taxable income from the sale of municipal bonds and may make taxable distributions. For federal tax purposes, each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to the shareholder as long-term capital gain, no matter how long the shareholder has held shares in a fund.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of a fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facility financed from the proceeds of such bonds.

                    GENERAL STATE AND LOCAL TAX INFORMATION

Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investments in the funds.

                         CALIFORNIA TAX CONSIDERATIONS

The Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab California Long-Term Tax Free Bond Fund intend to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). A fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) a fund continues to qualify as a regulated investment company.

If a fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. A fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in a fund may not be entitled to exclude California exempt-interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of a fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes if a fund distributes California exempt-interest dividends.

If a fund qualifies to pay dividends to shareholders that are California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if (1) they are designated as exempt-interest dividends by a fund in a written notice to shareholders mailed within 60 days of the close of a fund's taxable year and (2) to the extent the interest received by a fund during the year on California Tax-Exempt Obligations exceeds expenses of a fund that would be disallowed under California personal income tax law as allocable to tax-exempt interest if a fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend.

                        CALCULATION OF PERFORMANCE DATA

Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.

For average "after-tax" total return, the SEC rules mandate several assumptions, including that the highest historical individual federal marginal income tax rates at the time of reinvestment be used, and that the calculations do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation, and may differ from those shown. These returns, for instance, assume that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption. These returns are not relevant to certain tax-deferred investors.

If the sale of shares results in a loss, it is assumed that the shareholder has sufficient capital gains to offset the capital loss. As a result, returns after taxes on distributions and sale of fund shares may exceed returns after taxes on distributions (but before sale of fund shares).

As of the date of this SAI, the GNMA Fund has not commenced operations.

                  TAXABLE BOND FUNDS STANDARDIZED TOTAL RETURN

                                                                                      Average Annual Total
                                Average Annual Total        Average Annual Total      Return from
                                Return for 1 year           Return for 5 years        commencement of
                                ended August 31,            ended  August 31,         operations to
                                2002                        2002                      August 31, 2002*
Schwab Short-Term Bond
Market Fund                            4.88%                      6.36%                     5.62%**
After-tax Returns:
On Distribution                        2.92%                      4.08%                     3.27%**
On Distribution and Sale               2.95%                      3.95%                     3.30%**

Schwab Total Bond Market
Fund                                   6.18%                      7.34%                      6.84%
After-tax Returns:
On Distribution                        3.65%                      4.79%                      4.19%
On Distribution and Sale               3.70%                      4.60%                      4.13%


*   March 5, 1993 for the Schwab Total Bond Market Fund.


**  Average annual total return for 10 years ended August 31, 2002.


                  TAX-FREE BOND FUNDS STANDARDIZED TOTAL RETURN


                                                                                      Average Annual Total
                                Average Annual Total        Average Annual Total      Return from
                                Return for 1 year           Return for 5 years        commencement of
                                ended August 31,            ended  August 31,         operations* to
                                2002                        2002                      August 31, 2002
           Fund

Schwab Short/Intermediate
Tax-Free Bond Fund                    5.37%                      4.85%                      4.64%
After-tax Returns:
On Distribution                       5.37%                      4.85%                      4.64%
On Distribution and Sale              4.56%                      4.67%                      4.51%

Schwab Long-Term Tax-Free
Bond Fund                             6.24%                      5.98%                      6.28%
After-tax Returns:
On Distribution                       6.24%                      5.95%                      6.23%
On Distribution and Sale              5.55%                      5.74%                      6.05%

Schwab California
Short/Intermediate
Tax-Free Bond Fund                    4.66%                      4.84%                      4.68%
After-tax Returns:
On Distribution                       4.66%                      4.84%                      4.68%
On Distribution and Sale              4.12%                      4.65%                      4.55%

Schwab California
Long-Term Tax-Free Bond
Fund                                  5.14%                      6.03%                     6.46%**
After-tax Returns:
On Distribution                       5.14%                      6.03%                     6.42%**
On Distribution and Sale              4.90%                      5.82%                     6.23%**



* April 21, 1993 for the Schwab Short/Intermediate Tax-Free Bond Fund and Schwab California Short/Intermediate Tax-Free Bond Fund; September 11, 1992 for the Schwab Long-Term Tax-Free Bond Fund.



**  Average annual total return for 10 years ended August 31, 2002.


                    YIELDPLUS FUND STANDARDIZED TOTAL RETURN


                                       Average Annual Total Return             Average Annual Total Return
                                       for 1 year ended August 31,             from commencement of
                                       2002                                    operations* to August 31, 2002
Schwab YieldPlus Fund(R)
     Investor Shares                             1.89%                                 5.00%
After-tax Returns:
On Distribution                                  0.17%                                 2.66%
On Distribution and Sale                         1.14%                                 2.84%
     Select Shares                               2.04%                                 5.16%
After-tax Returns:
On Distribution                                  0.26%                                 2.75%
On Distribution and Sale                         1.24%                                 2.93%


*   October 1, 1999 for Schwab YieldPlus Fund.



An after-tax total return for the fund may be calculated by taking the fund's total return and subtracting applicable federal taxes from the portions of the fund's total return attributable to capital gain and ordinary income distributions. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

The fund may advertise the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

           TAXABLE BOND FUNDS NONSTANDARDIZED CUMULATIVE TOTAL RETURN


Fund                                                    Cumulative Total Return from commencement of
                                                        operations to August 31, 2002*
Schwab Short-Term Bond Market Fund                                     88.33%

Schwab Total Bond Market Fund                                          87.40%

* November 5, 1991 for Schwab Short-Term Bond Market Fund and March 5, 1993 for the Schwab Total Bond Market Fund.

           TAX-FREE BOND FUNDS NONSTANDARDIZED CUMULATIVE TOTAL RETURN


                                                         Cumulative Total Return from commencement of
                        Fund                             operations to August 31, 2002*
Schwab Short/Intermediate Tax-Free Bond Fund                             52.89%

Schwab Long-Term Tax-Free Bond Fund                                      83.56%

Schwab California Short/Intermediate Tax-Free Bond Fund                  53.54%

Schwab California Long-Term Tax-Free Bond Fund                           01.72%



* April 21, 1993 for the Schwab Short/Intermediate Tax-Free Bond Fund and Schwab California Short/Intermediate Tax-Free Bond Fund; September 11, 1992 for the Schwab Long-Term Tax-Free Bond Fund; and February 24, 1992 for the Schwab California Long-Term Tax-Free Bond Fund.


             YIELDPLUS FUND NONSTANDARDIZED CUMULATIVE TOTAL RETURN


                                         Cumulative Total Return from commencement of operations to August
                                         31, 2002*
Schwab YieldPlus Fund(R)
     Investor Shares                                                   15.31%
     Select Shares                                                     15.81%


*   October 1, 1999 for Schwab YieldPlus Fund.

Each fund also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the end of the fiscal year.

                       TAXABLE BOND FUNDS 30-DAY SEC YIELD


                Fund                                            30-day period ended August 31, 2002
Schwab Short-Term Bond Market Fund                                             4.27%

Schwab Total Bond Market Fund                                                  3.85%

                      TAX FREE-BOND FUNDS 30-DAY SEC YIELD


                       Fund                                        30-day period ended August 31, 2002
Schwab Short/Intermediate Tax-Free Bond Fund                                      2.57%

Schwab Long-Term Tax-Free Bond Fund                                               4.40%

Schwab California Short/Intermediate Tax-Free Bond Fund                           2.31%

Schwab California Long-Term Tax-Free Bond Fund                                    4.39%


                         YIELDPLUS FUND 30-DAY SEC YIELD


                                                                 30-day period ended August 31, 2002
Schwab YieldPlus Fund
     Investor Shares                                                            4.62%
     Select Shares                                                              4.77%


A 30-day yield is calculated by dividing the net investment income per share earned during a 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

       a-b
      -----
YIELD=2[(cd+1)(6)-1]

Where:
a  =  dividends and interest earned during the period.
b  =  expenses accrued for the period (net of reimbursements).
c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
d  =  the maximum offering price per share on the last day of the period.

                 TAX-FREE BOND FUNDS 30-DAY TAX-EQUIVALENT YIELD


                   Fund                                         30-day period ended August 31, 2002
Schwab Short/Intermediate Tax-Free Bond Fund                                   4.19%

Schwab Long-Term Tax-Free Bond Fund                                            7.17%

Schwab California Short/Intermediate Tax-Free Bond Fund                        4.15%

Schwab California Long-Term Tax-Free Bond Fund                                 7.88%


The tax equivalent yield of the funds is calculated by dividing that portion of the applicable fund's yield (computed as described above) that is tax-exempt by an amount equal to 1 minus the applicable effective tax rate, and adding the result to that portion, if any, of the yield of a fund that is not tax-exempt. For the Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund, the maximum federal marginal rate of 38.6% is normally used. For the Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab California Long-Term Tax-Free Bond Fund, a maximum combined federal and State of California marginal rate of 44.31% is normally used.

Tax equivalent effective yields are computed in the same manner as tax equivalent yields, except that effective yield is substituted for yield in the calculation.

                             COMPARATIVE PERFORMANCE

The performance of a fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments and measures for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. A fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause a fund's performance to be higher or lower than that of an index.

Each Bond Fund's performance may be compared to various unmanaged bond indexes in addition to the Lehman Brothers Mutual Fund Short (1-5 Year) U.S. Government/Credit Index and the unmanaged Lehman Brothers U.S. Aggregate Bond Index, including but not limited to, Salomon Smith Barney Broad Investment-Grade Bond Index, the Lehman Brothers Government/Credit Bond Index, the Merrill Lynch Domestic Master Index and to Lipper, Inc. averages and Morningstar, Inc. rankings.

The following tables illustrate the historical total return of securities comprising the indexes beginning calendar year end December 31, 1989 through calendar year end December 31, 2001. This historical information is not indicative of any future trend of the funds or the particular market sectors that the indexes represent.

                                                                        SHORT (1-5 Year)
     DATE                      U.S. AGGREGATE BOND INDEX            GOVERNMENT/CREDIT INDEX
Dec. 31, 1989                            14.53                               11.70
Dec. 31, 1990                             8.96                                9.69
Dec. 31, 1991                            16.00                               13.14
Dec. 31, 1992                             7.40                                6.83
Dec. 31, 1993                             9.75                                7.10
Dec. 31, 1994                            -2.92                               -0.72
Dec. 31, 1995                            18.47                               12.88
Dec. 31, 1996                             3.63                                4.67
Dec. 31, 1997                             9.65                                7.13
Dec. 31, 1998                             8.67                                7.64
Dec. 31, 1999                            -0.82                                2.09
Dec. 31, 2000                            11.63                                8.91
Dec. 31, 2001                             9.03                                8.44

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

From time to time, a fund may report the percentage of its assets that falls into the rating categories set forth below.

                                      BONDS

                            MOODY'S INVESTORS SERVICE

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                          STANDARD & POOR'S CORPORATION

INVESTMENT GRADE

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB' and 'B' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

                                   FITCH, INC.

INVESTMENT GRADE BOND

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE BOND

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-3 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.

                                   FITCH, INC.

Obligations supported by the highest capacity for timely repayment are rated F1+. An F1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated F2 are supported by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

A Standard & Poor's Corporation ("S&P") A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                                   FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

                                     PART C
                                OTHER INFORMATION
                               SCHWAB INVESTMENTS

Item 23.      Exhibits.

(a)  Articles of Incorporation                Agreement and Declaration of
                                              Trust, dated October 26, 1990, was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit 1, File No. 811-6200, of
                                              Post-Effective Amendment No. 22 to
                                              Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              December 30, 1997.

(b)  By-Laws                                  Amended and Restated By-Laws were
                                              electronically filed and are
                                              incorporated by reference to
                                              Exhibit 2, File No. 811-6200, of
                                              Post-Effective Amendment No. 22 to
                                              Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              December 30, 1997.

(c)  Instruments Defining            (i)      Article III, Section 5, Article V,
     Rights of Security                       Article VI, Article VIII, Section
     Holders                                  4 and Article IX, Sections 1, 5
                                              and 7 of the Agreement and
                                              Declaration of Trust were filed
                                              and are incorporated by reference
                                              to Exhibit 1, File No. 811-6200,
                                              of Post-Effective Amendment No. 22
                                              to Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              December 30, 1997.

                                     (ii)     Article 9, Article 10, Section 6,
                                              and Article 11 of the Amended and
                                              Restated By-Laws were filed and
                                              are incorporated by reference to
                                              Exhibit 2, File No. 811-6200, of
                                              Post-Effective Amendment No. 22 to
                                              Registrant's Registration
                                              Statement on Form N-1A filed on
                                              December 30, 1997.

(d)  Investment Advisory             (i)      Investment Advisory and
     Contracts                                Administration Agreement between
                                              Registrant and Charles Schwab
                                              Investment Management, Inc. (the
                                              "Investment Adviser") and
                                              Schedules B and C were
                                              electronically filed and are
                                              incorporated by reference to
                                              Exhibit 5(a), File No. 811-6200,
                                              of Post-Effective Amendment No. 22
                                              to Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              December 30, 1997.


                                     (ii)     Amended Schedules A and D to
                                              Investment Advisory and
                                              Administration Agreement referred
                                              to at Exhibit (d)(i) above are
                                              electronically filed herein as
                                              Exhibit (d)(ii), File No.
                                              811-6200.


(e)  Underwriting Contracts          (i)      Distribution Agreement between
                                              Registrant and Charles Schwab &
                                              Co., Inc. ("Schwab") was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit 6, File No. 811-6200, of
                                              Post-Effective Amendment No. 22 to
                                              Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              December 30, 1997.

Part C

                                     (ii)     Amended Schedule A to the
                                              Distribution Agreement is
                                              electronically filed herein as
                                              Exhibit (e)(ii), File No.
                                              811-6200.


(f)  Bonus or Profit Sharing                  Inapplicable.
     Contracts

(g)  Custodian Agreements            (i)      Custodian Services Agreement
                                              between Registrant and PFPC Trust
                                              Company was electronically filed
                                              and is incorporated by reference
                                              to Exhibit (g)(i), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 44 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on November 12, 2002.

                                     (ii)     Amended Custodian Services Fee
                                              Agreement dated November 1, 1998,
                                              by and between the Registrant and
                                              PFPC Trust Company, as assigned by
                                              PNC Bank, is incorporated herein
                                              by reference to Exhibit (g)(xii),
                                              File No. 811-6200, of
                                              Post-Effective Amendment No. 27 to
                                              Registrant's Registration
                                              Statement on Form N-1A,
                                              electronically filed on December
                                              30, 1998.

                                     (iii)    Schedule A to the Custodian
                                              Services Fee Agreement between the
                                              registrant and PFPC Trust Company,
                                              as assigned by PNC Bank, was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit (g)(xiv), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 29 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on July 21, 1999.

                                     (iv)     Foreign Custody Agreement between
                                              Registrant and PFPC Trust Company
                                              dated May 22, 2002, was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit (g)(xii), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 44 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on November 12, 2002.

                                     (v)      Transfer Agency Agreement between
                                              the Registrant and Schwab and
                                              Schedule B were electronically
                                              filed and are incorporated by
                                              reference to Exhibit 8(e), File
                                              No. 811-6200, of Post-Effective
                                              Amendment No. 22 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on December 30, 1997.


                                     (vi)     Amended Schedules A and C to the
                                              Transfer Agency Agreement referred
                                              to at Exhibit (g)(v) above are
                                              electronically filed herein as
                                              Exhibit (g)(vi), File No.
                                              811-6200.


                                     (vii)    Shareholder Service Agreement
                                              between the Registrant and Schwab
                                              and Schedule B were electronically
                                              filed and are incorporated by
                                              reference to Exhibit 8(g), File
                                              No. 811-6200, of Post-Effective
                                              Amendment No. 22 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on December 30, 1997.

Part C

                                     (viii)   Schedules A and C to the
                                              Shareholder Service Agreement
                                              between the Registrant and Schwab
                                              referenced at Exhibit (g)(vii)
                                              above are electronically filed
                                              herein as Exhibit (g)(viii), File
                                              No. 811-6200.


                                     (ix)     Accounting Services Agreement
                                              between Registrant and PFPC was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit (d)(ix), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 44 to Registrant's
                                              Registration Statement on Form
                                              N-1A filed on November 12, 2002.

                                     (x)      Accounting Services Agreement with
                                              SEI Fund Resources dated April 1,
                                              1998, was electronically filed and
                                              is incorporated herein by
                                              reference to Exhibit (g)(xiii),
                                              File No. 811-6200, of
                                              Post-Effective Amendment No. 27 to
                                              Registrant's Registration
                                              Statement on Form N-1A,
                                              electronically filed on December
                                              30, 1998.

                                     (xi)     Amended Schedule A of the
                                              Accounting Services Agreement
                                              between the Registrant and SEI
                                              Fund Resources was electronically
                                              filed and is incorporated by
                                              reference to Exhibit (g)(xvi),
                                              File No. 811-6200, of
                                              Post-Effective Amendment No. 29 to
                                              Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              July 21, 1999.

                                     (xii)    Amendment No. 1 to the Accounting
                                              Services Agreement dated December
                                              17, 1998, by and between Schwab
                                              Capital Trust, Schwab Annuity
                                              Portfolios, Schwab Investments and
                                              SEI Fund Resources was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit (g)(xvii), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 29 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on July 21, 1999.

(h)  Other Material Contracts                 Inapplicable.


(i)  Legal Opinion                            Opinion of counsel is
                                              electronically filed herewith as
                                              Exhibit (i), File No. 811-6200.



(j)  Other Opinions                           Inapplicable.


(k)  Omitted Financial                        Inapplicable.
     Statements

(l)  Initial Capital Agreement       (i)      Purchase Agreement relating to
                                              shares of the Schwab 1000 Fund was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit (l)(i), File No. 811-6200,
                                              of Post-Effective Amendment No. 29
                                              to Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              July 21, 1999.

Part C

                                     (ii)     Purchase Agreement relating to
                                              shares of the Schwab Short-Term
                                              Bond Market Index Fund (formerly
                                              Schwab Short/Intermediate
                                              Government Bond Fund) was
                                              electronically filed and
                                              incorporated by reference to
                                              Exhibit (l)(ii), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 29 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on July 21, 1999.

                                     (iii)    Purchase Agreement relating to
                                              shares of the Schwab California
                                              Long-Term Tax-Free Bond Fund
                                              (formerly Schwab California Tax
                                              Free Bond Fund) was electronically
                                              filed and is incorporated by
                                              reference to Exhibit (l)(iii),
                                              File No. 811-6200, of
                                              Post-Effective Amendment No. 29 to
                                              Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              July 21, 1999.

                                     (iv)     Purchase Agreement relating to
                                              shares of the Schwab Long-Term
                                              Tax-Free Bond Fund (formerly
                                              Schwab National Tax Free Bond
                                              Fund) was electronically filed and
                                              is incorporated by reference to
                                              Exhibit (l)(iv), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 29 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on July 21, 1999.

                                     (v)      Purchase Agreement relating to
                                              shares of the Schwab
                                              Short/Intermediate Tax-Free Bond
                                              Fund, Schwab California
                                              Short/Intermediate Tax-Free Bond
                                              Fund and Schwab Total Bond Market
                                              Index Fund (formerly, Schwab
                                              Long-Term Government Bond Fund)
                                              was electronically filed and is
                                              incorporated by reference to
                                              Exhibit 13, File No. 811-6200, to
                                              Post-Effective Amendment No. 22 to
                                              Registrant's Registration
                                              Statement on Form N-1A filed on
                                              December 30, 1997.

                                     (vi)     Purchase Agreement relating to
                                              shares of the Schwab YieldPlus
                                              Fund(R)was electronically filed
                                              and is incorporated by reference
                                              to Exhibit (l)(vi) of
                                              Post-Effective Amendment No. 29,
                                              File No. 811-6200, to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on July 21, 1999.


                                     (vii)    Purchase Agreement relating to
                                              shares of the Schwab GNMA Fund is
                                              electronically filed herein as
                                              Exhibit (l)(vii) of Post-Effective
                                              Amendment No. 45, File No.
                                              811-6200.


(m)  Rule 12b-1 Plan                          Inapplicable.

(n)  Financial Data Schedule                  Inapplicable.

Part C

(o)  Rule 18f-3 Plan                 (i)      Registrant's Amended and Restated
                                              Multiple Class Plan for Investor
                                              and Select Shares of Schwab GNMA
                                              Fund is electronically filed
                                              herein as Exhibit (o)(i), File No.
                                              811-6200.


(p)  Power of Attorney               (i)      Power of Attorney executed by
                                              Mariann Byerwalter, August 22,
                                              2002, to Post-Effective Amendment
                                              No. 44, to Registrant's Statement
                                              on Form N-1A, electronically filed
                                              on November 12, 2002, is
                                              incorporated herein by reference
                                              to Exhibit (p)(i), File No.
                                              811-6200.

                                     (ii)     Power of Attorney executed by
                                              William A. Hasler, August 22,
                                              2002, to Post-Effective Amendment
                                              No. 44, to Registrant's Statement
                                              on Form N-1A, electronically filed
                                              on November 12, 2002, is
                                              incorporated herein by reference
                                              to Exhibit (p)(ii), File No.
                                              811-6200.

                                     (iii)    Power of Attorney executed by
                                              Gerald B. Smith, August 22, 2002,
                                              to Post-Effective Amendment No.
                                              44, to Registrant's Statement on
                                              Form N-1A, electronically filed on
                                              November 12, 2002, is incorporated
                                              herein by reference to Exhibit
                                              (p)(iii), File No. 811-6200.

                                     (iv)     Power of Attorney executed by
                                              Donald F. Doward, August 22, 2002,
                                              to Post-Effective Amendment No.
                                              44, to Registrant's Statement on
                                              Form N-1A, electronically filed on
                                              November 12, 2002, is incorporated
                                              herein by reference to Exhibit
                                              (p)(iv), File No. 811-6200.

                                     (v)      Power of Attorney executed by
                                              Robert G. Holmes, August 22, 2002,
                                              to Post-Effective Amendment No.
                                              44, to Registrant's Statement on
                                              Form N-1A, electronically filed on
                                              November 12, 2002, is incorporated
                                              herein by reference to Exhibit
                                              (p)(v), File No. 811-6200.

                                     (vi)     Power of Attorney executed by
                                              Donald R. Stephens, August 22,
                                              2002, to Post-Effective Amendment
                                              No. 44, to Registrant's Statement
                                              on Form N-1A, electronically filed
                                              on November 12, 2002, is
                                              incorporated herein by reference
                                              to Exhibit (p)(vi), File No.
                                              811-6200.

                                     (vii)    Power of Attorney executed by
                                              Michael W. Wilsey, August 22,
                                              2002, to Post-Effective Amendment
                                              No. 44, to Registrant's Statement
                                              on Form N-1A, electronically filed
                                              on November 12, 2002, is
                                              incorporated herein by reference
                                              to Exhibit (p)(vii), File No.
                                              811-6200.

Part C

                                     (viii)   Power of Attorney executed by
                                              Charles R. Schwab, August 22,
                                              2002, to Post-Effective Amendment
                                              No. 44, to Registrant's Statement
                                              on Form N-1A, electronically filed
                                              on November 12, 2002, is
                                              incorporated herein by reference
                                              to Exhibit (p)(viii), File No.
                                              811-6200.

                                     (ix)     Power of Attorney executed by John
                                              Philip Coghlan, August 22, 2002,
                                              to Post-Effective Amendment No.
                                              44, to Registrant's Statement on
                                              Form N-1A, electronically filed on
                                              November 12, 2002, is incorporated
                                              herein by reference to Exhibit
                                              (p)(ix), File No. 811-6200.

                                     (x)      Power of Attorney executed by
                                              Jeffrey M. Lyons, August 22, 2002,
                                              to Post-Effective Amendment No.
                                              44, to Registrant's Statement on
                                              Form N-1A, electronically filed on
                                              November 12, 2002, is incorporated
                                              herein by reference to Exhibit
                                              (p)(x), File No. 811-6200.

                                     (xi)     Power of Attorney executed by
                                              Randall W. Merk, August 22, 2002,
                                              to Post-Effective Amendment No.
                                              44, to Registrant's Statement on
                                              Form N-1A, electronically filed on
                                              November 12, 2002, is incorporated
                                              herein by reference to Exhibit
                                              (p)(xi), File No. 811-6200.

                                     (xii)    Power of Attorney executed by
                                              Tai-Chin Tung, August 22, 2002, to
                                              Post-Effective Amendment No. 44,
                                              to Registrant's Statement on Form
                                              N-1A, electronically filed on
                                              November 12, 2002, is incorporated
                                              herein by reference to Exhibit
                                              (p)(xii), File No. 811-6200.

                                     (xiii)   Certificate of Assistant Secretary
                                              executed by Alice L. Schulman,
                                              August 20, 2001, to Post-Effective
                                              Amendment No. 37 to Registrant's
                                              Statement on Form N-1A
                                              electronically filed on August 28,
                                              2001, is incorporated herein by
                                              reference to Exhibit (p)(xiii),
                                              File No. 811-6200.

(q)  Code of Ethics                  (i)      Code of Ethics adopted by
                                              Registrant, Charles Schwab
                                              Investment Management Inc. and
                                              Charles Schwab & Co., Inc. was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit (g)(i), File No. 811-6200,
                                              of Post-Effective Amendment No. 41
                                              to Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              February 26, 2002.

Part C

Item 24.     Persons Controlled by or under Common Control with the Registrant.

The Charles Schwab Family of Funds (the "Schwab Fund Family"), Schwab Capital Trust and Schwab Annuity Portfolios are each Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each is advised by the Investment Manager and employs Schwab as principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Annuity Portfolios may each be deemed to be under common control with Registrant.

Item 25.     Indemnification.

Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.     Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two

Part C
fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                  Name of Company                                   Capacity
----------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman, Director
Chairman, Chief Executive
Officer and Trustee
                                 The Charles Schwab Corporation                    Chairman and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Chairman, Director

                                 Schwab Holdings, Inc.                             Chief Executive Officer, Director

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 Charles Schwab Holdings (UK)                      Chairman

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 The Gap, Inc.                                     Director

                                 Audiobase, Inc.                                   Director

                                 Vodaphone AirTouch PLC                            Director

                                 Siebel Systems                                    Director

                                 Xign, Inc.                                        Director

                                 The Charles Schwab Trust Company                  Director until July 2001

David S. Pottruck                Charles Schwab & Co., Inc.                        President and Chief
                                                                                   Executive Officer, Director

Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------------------------------------------------------------------------------------------
                                 The Charles Schwab Corporation                    President and Co-Chief Executive
                                                                                   Officer, Director

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 Schwab (SIS) Holdings, Inc. I                     President and Chief Operating
                                                                                   Officer

                                 Schwab Holdings, Inc.                             President and Chief Operating
                                                                                   Officer, Director

                                 Schwab International Holdings, Inc.               President and Chief Operating
                                                                                   Officer

                                 Charles Schwab Investment Management, Inc.        Director until October 2001

John Philip Coghlan              Charles Schwab & Co., Inc.                        Vice Chairman and President -
Trustee                                                                            Retail. Prior to July 2002, Mr.
                                                                                   Coghlan was Vice Chairman and
                                                                                   Enterprise President - Retirement
                                                                                   Plan Services and Services for
                                                                                   Investment Managers.

                                 The Charles Schwab Corporation                    Vice Chairman and Executive Vice
                                                                                   President

                                 Charles Schwab Investment Management, Inc.        Director

                                 The Charles Schwab Trust Company                  President, Chief Executive
                                                                                   Officer and Director

                                 Schwab Retirement Technologies, Inc. (formerly    Chairman and Director
                                 TrustMark, Inc.)

                                 Schwab Retirement Plan Services, Inc.             Chairman and Director

                                 Performance Technologies, Inc.                    Director

                                 Charles Schwab Asset Management (Ireland) Ltd.    Director until March 2002

Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------------------------------------------------------------------------------------------
                                 Charles Schwab Worldwide Funds PLC                Director until March 2002

Willie C. Bogan                  The Charles Schwab Corporation                    Assistant Corporate Secretary

                                 Charles Schwab & Co., Inc.                        Vice President and Assistant
                                                                                   Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary

                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary
                                                                                   until February 2000

Jeffrey M. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President, Asset
Trustee                                                                            Management Products & Services.
                                                                                   Prior to September 2001, Mr.
                                                                                   Lyons was Executive Vice
                                                                                   President, Mutual Funds.

Randall W. Merk                  Charles Schwab & Co., Inc.                        Executive Vice President. Prior
President and Chief Executive                                                      to September 2002, Mr. Merk was
Officer                                                                            President and Chief Investment
                                                                                   Officer, American Century
                                                                                   Investment Management and
                                                                                   Director, American Century
                                                                                   Companies, Inc. (June 2001 to
                                                                                   August 2002); Chief Investment
                                                                                   Officer, Fixed Income, American
                                                                                   Century Companies, Inc. (January
                                                                                   1997 to June 2001).

                                 Charles Schwab Investment Management, Inc.        President and Chief Executive
                                                                                   Officer

Karen W. Chang                   Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                   Investor Services

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer

Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------------------------------------------------------------------------------------------
Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversite and Corporate
                                                                                   Secretary

Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Capital Markets and
                                                                                   Trading

Daniel O. Leemon                 Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Business Strategy

Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Vice Chairman - Technology and
                                                                                   Administration

Frederick E. Matteson            Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Smaller Portfolio Investors &
                                                                                   Core Initiative

Mary McLeod                      Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                   Resources

John P. McGonigle                Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Mutual Funds

Geoffrey J. Penney               Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Information Officer

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Maurisa Sommerfield              Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Operations

William Atwell                   Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Institutional and
                                                                                   International

Tai-Chin Tung,                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Treasurer and Principal                                                            Financial Officer
Financial Officer

                                 The Charles Schwab Trust Company                  Vice President

                                 Charles Schwab Asset Management (Ireland)         Director
                                 Limited

Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------------------------------------------------------------------------------------------
                                 Charles Schwab Worldwide Funds PLC                Director

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Director, Senior Vice President
Senior Vice President and                                                          and Chief Investment Officer
Chief Investment Officer
                                 The Charles Schwab Trust Company                  Chief Investment Officer

Item 27.     Principal Underwriters.

             (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

             (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

             (c) Not applicable.

Item 28.     Location of Accounts and Records.

             All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant; Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, Pennsylvania 19153; Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 or SEI Fund Resources, Oaks, Pennsylvania; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia, 20005.

Item 29.     Management Services.

             Not applicable.

Item 30.     Undertakings.

             Not applicable.

Part C

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 46 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 22nd day of January, 2003.


                               SCHWAB INVESTMENTS
                               Registrant

                              Charles R. Schwab*
                              -------------------
                              Charles R. Schwab, Chairman and Trustee

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 22nd day of January, 2003.

Signature                                            Title
---------                                            ------
Charles R. Schwab*                                   Chairman and Trustee
-------------------
Charles R. Schwab

John Philip Coghlan*                                 President, Chief Executive Officer and Trustee
---------------------
John Philip Coghlan

Jeff Lyons*                                          Trustee
-----------
Jeff Lyons

Mariann Byerwalter*                                  Trustee
--------------------
Mariann Byerwalter

Donald F. Dorward*                                   Trustee
-------------------
Donald F. Dorward

William A. Hasler*                                   Trustee
-------------------
William A. Hasler

Robert G. Holmes*                                    Trustee
------------------
Robert G. Holmes

Gerald B. Smith*                                     Trustee
-----------------
Gerald B. Smith

Donald R. Stephens*                                  Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*                                   Trustee
-------------------
Michael W. Wilsey

Tai-Chin Tung*                                       Treasurer and Principal Financial Officer
---------------
Tai-Chin Tung

*By: /s/ Timothy W. Levin
     ---------------------
     Timothy W. Levin, Attorney-in-Fact
     Pursuant to Power of Attorney

                                  EXHIBIT INDEX


EXH. NO.          DOCUMENT
--------          --------
(d)(ii)           Investment Advisory Schedules
(e)(ii)           Distribution Schedule
(g)(vi)           Transfer Agency Schedule
(g)(viii)         Shareholder Service Schedule
(i)               Legal Opinion
(l)(vii)          Purchase Agreement
(o)               Multiple Class Plan



Part C